                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) ALABAMA MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                                   $   1,000,000         $    1,067,760
---------------------------------------------------------------------------------------------------------------------------------
Alabama Port Authority Docks Facility MBIA, 5.25%, 2026                                          1,000,000              1,046,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,114,000
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.0%
---------------------------------------------------------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                               $   1,000,000         $    1,042,120
---------------------------------------------------------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                                     650,000                675,506
---------------------------------------------------------------------------------------------------------------------------------
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                            1,030,000              1,099,731
---------------------------------------------------------------------------------------------------------------------------------
Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                                  1,500,000              1,593,420
---------------------------------------------------------------------------------------------------------------------------------
Hoover, AL, "B", 6%, 2010(c)                                                                       500,000                552,675
---------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009(c)                                                          750,000                839,760
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                           1,750,000              1,864,222
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009(c)                                                                   1,345,000              1,461,665
---------------------------------------------------------------------------------------------------------------------------------
Morgan County, AL, Warrants, AMBAC, 5%, 2028                                                     1,380,000              1,437,574
---------------------------------------------------------------------------------------------------------------------------------
Russell County, AL, Warrants, "A" , AMBAC, 5%, 2017                                              1,000,000              1,055,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,622,113
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                             $   1,000,000         $    1,095,700
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009(c)                                                              1,820,000              1,975,665
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2019                                                                   180,000                194,429
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                       1,005,000              1,066,405
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2017(r)(v)                               500,000                582,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,914,629
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                             $   2,015,000         $    2,174,447
---------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                                              1,500,000              1,646,115
---------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, Warrants, 5.7%, 2018                                                             1,000,000              1,082,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,903,122
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 15.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing Authority (Daughters of
  Charity), AMBAC, ETM, 5%, 2025(c)                                                          $   1,500,000         $    1,518,045
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas
  Hospital), 6.75%, 2006(c)                                                                        500,000                513,915
---------------------------------------------------------------------------------------------------------------------------------
Birmingham Baptist Medical Center, AL, Special Care Facilities, Baptist
  Health Systems Inc., "A", 5%, 2030                                                               200,000                194,714
---------------------------------------------------------------------------------------------------------------------------------
Birmingham Medical Center, East Alabama, Special Health Care
  Facilities, Eastern Health Systems, "B", 5%, 2018                                                500,000                502,165
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical Center),
  5.625%, 2015                                                                                     300,000                319,671
---------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022                                   1,000,000              1,097,380
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                           950,000                996,474
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                                  1,000,000              1,030,540
---------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza
  Coffee Memorial Hospital), MBIA, 5.75%, 2008(c)                                                1,000,000              1,058,570
---------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev., "A",
  (Coffee Health Group), MBIA, 5.75%, 2014                                                       1,000,000              1,083,870
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                                1,000,000              1,046,770
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic),
  AMBAC, 5.875%, 2016                                                                            1,000,000              1,023,510
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities Financing Authority Rev., "C"
  (Baptist Medical Center), FSA, ETM, 5.375%, 2019(c)                                            1,150,000              1,196,564
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev
  (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014(c)                                       1,135,000              1,061,066
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev
  (Baptist Health), "C", 5.25%, 2029                                                             1,000,000              1,016,940
---------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier
  Memorial Hospital), 5.65%, 2022                                                                  225,000                223,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,883,887
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.),
  6.875%, 2030                                                                               $     500,000         $      536,950
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                          $     400,000         $      428,392
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev
  (Georgia Pacific Corp.), 5.75%, 2028                                                       $     200,000         $      191,420
---------------------------------------------------------------------------------------------------------------------------------
Camden, AL, Industrial Development Board Exempt Rev., "B"
  (Weyerhaeuser), 6.375%, 2024                                                                     500,000                547,490
---------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "A"
  (International Paper Co.), 6.35%, 2016                                                           650,000                695,467
---------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B"
  (International Paper Co.), 6.45%, 2019                                                           350,000                373,149
---------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco),
  6.35%, 2035                                                                                      750,000                816,022
---------------------------------------------------------------------------------------------------------------------------------
Selma, AL, Industrial Development Board, "A" (International Paper Co.),
  6.7%, 2018                                                                                       500,000                541,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,165,493
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
  Administrative Building), ETM, 12.5%, 2010(c)                                              $   1,410,000         $    1,675,729
---------------------------------------------------------------------------------------------------------------------------------
East Central Alabama Industrial Development Authority Rev., Unrefunded
  Balance, AMBAC, 5.4%, 2015                                                                       790,000                827,707
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,503,436
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential Development
  Rev., "K", (South Bay Apartments), FNMA, 5.875%, 2021                                      $     960,000         $    1,009,478
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential Development
  Rev., FHA, 7.25%, 2023                                                                         1,125,000              1,126,204
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments),
  8%, 2030(r)(d)                                                                                   395,000                 39,500
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Corp., Multi-Family Mortgage Rev., "A-1",
  FHA, 7.5%, 2015                                                                                  120,000                120,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,295,326
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Collateral Home Mortgage Bond
  Program II, "B", 5.15%, 2019                                                               $      75,000         $       76,447
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev.,
  Collateral Home Mortgage Bond Program I, "B-1", 5.7%, 2015                                       455,000                466,976
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev.,
  Collateral Home Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022                                715,000                733,897
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev.,
  Collateral Home Mortgage Bond Program II, "B", 5.15%, 2019                                        80,000                 81,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,358,864
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2014                                       $   1,515,000         $    1,665,015
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "A", 5%, 2019                                500,000                522,500
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                           1,000,000              1,086,240
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                           1,035,000              1,123,544
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2007(c)                                  865,000                905,534
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                                 500,000                608,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2016(r)(v)                                 500,000                624,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,535,333
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "A", 5.5%, 2018                                     $   1,000,000         $    1,042,690
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     455,000         $      460,879
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Board of Education Rev., Refunding & Improvement (Southern
  Union State Community College), MBIA, 5%, 2022                                             $   1,000,000         $    1,044,930
---------------------------------------------------------------------------------------------------------------------------------
Auburn University, AL, General Fee Rev., AMBAC, 5%, 2029                                         1,000,000              1,042,450
---------------------------------------------------------------------------------------------------------------------------------
Auburn University, AL, General Fee Rev., AMBAC, 5%, 2034                                         1,000,000              1,033,920
---------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Spring Hill College, Educational Building Authority Rev.,
  "A", 5.25%, 2034                                                                               1,360,000              1,457,553
---------------------------------------------------------------------------------------------------------------------------------
University of Alabama, General Rev., "A", MBIA, 5%, 2029                                         1,000,000              1,044,280
---------------------------------------------------------------------------------------------------------------------------------
University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                                525,000                552,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,176,121
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                              $   1,000,000         $    1,050,090
---------------------------------------------------------------------------------------------------------------------------------
DeKalb & Cherokee County, AL, Gas Rev., AMBAC, 5.4%, 2016                                        2,000,000              2,046,100
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.173%, 2013(r)(v)                                        500,000                569,920
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 5.673%, 2018(r)(v)                                      4,500,000              4,902,750
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                       875,000                912,931
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020                           1,000,000              1,075,950
---------------------------------------------------------------------------------------------------------------------------------
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                                   400,000                414,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,972,233
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 16.7%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A",
  AMBAC, 6%, 2021                                                                            $     725,000         $      801,205
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C",
  AMBAC, 5.75%, 2018                                                                             1,000,000              1,093,650
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
  AMBAC, 5.5%, 2016                                                                              1,000,000              1,013,160
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
  AMBAC, 5.5%, 2020                                                                              1,380,000              1,397,747
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%,                    1,000,000              1,075,660
---------------------------------------------------------------------------------------------------------------------------------
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                         750,000                781,290
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                                      1,000,000              1,030,960
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                               1,365,000              1,423,668
---------------------------------------------------------------------------------------------------------------------------------
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                                       750,000                796,380
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC, 5.7%, 2007(c)                             1,000,000              1,033,630
---------------------------------------------------------------------------------------------------------------------------------
Limestone County, AL, Water Authority, FGIC, 5.5%, 2026                                          2,650,000              2,802,083
---------------------------------------------------------------------------------------------------------------------------------
Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                                          1,000,000              1,038,850
---------------------------------------------------------------------------------------------------------------------------------
Orange Beach, AL, Water, Sewer, & Fire Protection Authority Rev., MBIA,
  5%, 2030                                                                                         500,000                523,180
---------------------------------------------------------------------------------------------------------------------------------
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                                     100,000                104,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,915,943
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $   87,829,411
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
  3.58%, due 1/05/06                                                                         $     300,000         $      300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   88,129,411
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   1,354,524
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   89,483,935
---------------------------------------------------------------------------------------------------------------------------------

(d) Non income producing security - in default.
(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                               CURRENT
                                                         ACQUISITION      ACQUISITION          MARKET         TOTAL % OF
SECURITY                                                    DATE             COST               VALUE          NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Multi-Family Housing Rev., "C"
(Beaconview Apartments), 8%, 2030                         7/19/2000       $ 395,000           $ 39,500
Guam Power Authority Rev., RITES,
AMBAC, 6.173%, 2013                                       5/20/1999         536,360            569,920
Guam Power Authority Rev., RITES,
AMBAC, 5.673%, 2018                                       5/20/1999       4,376,790          4,902,750
Puerto Rico Municipal Finance Agency, RITES, FSA,
6.703%, 2017                                              1/06/2000         469,080            582,430
Puerto Rico Public Finance Corp., RITES, AMBAC,
6.435%, 2013                                              9/30/1999         509,110            608,280
Puerto Rico Public Finance Corp., RITES, AMBAC,
6.435%, 2016                                              3/31/1999         569,030            624,220
-------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                 $7,327,100             8.2%

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM           Escrowed to Maturity
BMA           Bond Market Assn.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC                AMBAC Indemnity Corp.
FGIC                 Financial Guaranty Insurance Co.
FHA                  Federal Housing Administration
FNMA                 Federal National Mortgage Assn.
FSA                  Financial Security Assurance, Inc.
GNMA                 Government National Mortgage Assn.
MBIA                 MBIA Insurance Corp.
XLCA                 XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES                Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ALABAMA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $ 82,964,658
                                                                     ============
Gross unrealized
appreciation                                                         $  5,560,230
Gross unrealized depreciation                                            (395,477)
                                                                     ------------
      Net unrealized appreciation (depreciation)                     $  5,164,753
                                                                     ============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
SWAP AGREEMENTS
INTEREST RATE SWAPS

                           NOTIONAL PRINCIPAL                                                                      UNREALIZED
                               AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS                 APPRECIATION
EXPIRATION  CURRENCY           CONTRACT                  BY THE FUND               RECEIVED BY THE FUND           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
12/01/2007  USD            $2,000,000                 Fixed - 3 Year BMA           Floating - 7 day BMA              $ 23,632
                                                     Swap Index, (2.795%)               Swap Index
---------------------------------------------------------------------------------------------------------------------------------
4/15/2036   USD            1,000,000                 Floating - 7 day BMA          Fixed - 30 Year BMA                 23,217
                                                         Swap Index                Swap Index, (4.286%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 46,849
                                                                                                                     ========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Investment Management(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/05

[Graphic omitted]


MFS ARKANSAS MUNICIPAL BOND FUND

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS ARKANSAS MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005
------------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES/PAR ($)           VALUE ($)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
------------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                              $     800,000      $       838,248
------------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.0%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", 0%, 2017                                                           $   1,840,000      $     1,130,091
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 6.708%, 2019(r)(v)(c)                        1,250,000            1,473,075
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                                  1,000,000            1,039,960
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.208%, 2020(r)(v)                                          3,000,000            3,551,040
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025           2,000,000            2,254,680
------------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Community Refunding & Improvement, AMBAC, 5.6%, 2007(c)                         1,500,000            1,556,790
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    11,005,636
------------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.4%
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2017(r)(v)                              $     735,000      $       856,172
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2018(r)(v)                                  3,250,000            3,785,795
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     4,641,967
------------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.0%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                                    $   1,200,000      $       929,364
------------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                                        1,000,000              740,410
------------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                                        1,150,000              812,233
------------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                                        1,100,000              744,744
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                                     1,000,000            1,047,810
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.4%, 2017                                                1,000,000            1,064,000
------------------------------------------------------------------------------------------------------------------------------------
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028                   1,380,000            1,448,296
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     6,786,857
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.5%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Health Refunding (Sister of Mercy), "A",
MBIA, 5%, 2013                                                                                    $   4,340,000      $     4,559,951
------------------------------------------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024                          750,000              779,167
------------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2021                            1,500,000            1,557,510
------------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                              750,000              755,205
------------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical
Center), 5.8%, 2021                                                                                   1,000,000            1,073,120
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Board (Baptist Health-Bri Project), 5%, 2014                         500,000              527,635
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center),
6.9%, 2009                                                                                              400,000              440,560
------------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022                                            500,000              521,805
------------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), "B", 5.25%, 2015                      500,000              527,405
------------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), "B", 5.25%, 2016                    1,000,000            1,048,930
------------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Health Facilities Improvement (Sparks Regional Medical
Center), "A", 5.25%, 2021                                                                             1,000,000            1,035,850
------------------------------------------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev. (Washington Regional Medical
Center), 7.25%, 2010(c)                                                                                 500,000              570,775
------------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev., Regional Medical Center "A", 5%, 2035                           1,000,000              995,400
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    14,393,313
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project), "B",
AMBAC, 5.375%, 2019                                                                               $   1,315,000      $     1,406,024
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                                           $     335,000      $       357,582
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
Corp.), "A", 7.75%, 2025                                                                          $     250,000      $       284,132
------------------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co. ), "A", 5%, 2018                    750,000              742,252
------------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Improvement (International Paper Co. ), "A", 5.55%, 2022                  250,000              254,660
------------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Refunding (International Paper Co. ), "A", 6.7%, 2020                     300,000              327,501
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     1,608,545
------------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing (Gorman Towers), "A", GNMA, 5.45%, 2037                       $   1,000,000      $     1,029,000
------------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Stuttgart, AR, Sales and Use Tax Rev., AMBAC, 4.2%, 2031                                          $   1,000,000      $       990,760
------------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 7.4%
------------------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev.,                  $   4,000,000      $     4,744,280
FGIC, ETM, 7.4%, 2011(c)
------------------------------------------------------------------------------------------------------------------------------------
Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011                                     107,423              109,808
------------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                                 2,750,000            1,835,103
------------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034                                   1,875,000            1,925,344
------------------------------------------------------------------------------------------------------------------------------------
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev.,
MBIA, 7.5%, 2010(c)                                                                                   1,250,000            1,462,550
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    10,077,085
------------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 8.1%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., "1", 0%, 2011                                        $     290,000      $       188,587
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "B",
GNMA, 5%, 2029                                                                                          225,000              228,577
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C",                      1,560,000            1,587,144
GNMA, 5.35%, 2027
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "E",                        810,000              832,729
GNMA, 5.4%, 2034
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B",
GNMA, 5.125%, 2024                                                                                      445,000              455,409
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B",
GNMA, 5.25%, 2035                                                                                     3,055,000            3,134,827
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA, 4.45%, 2034                1,265,000            1,268,479
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, 5.3%, 2023               520,000              528,996
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "D",
GNMA, 5.85%, 2024                                                                                     1,055,000            1,073,958
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "I",
GNMA, 5.3%, 2033                                                                                        460,000              466,104
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Housing Development Agency, Single Family Mortgage Program, ETM,8.375%, 2011(c)              1,000,000            1,237,590
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Mortgage Backed Securities, "A", 4.375%, 2017                     165,000              164,929
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    11,167,329
------------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", 5%, 2018                  $     175,000      $       181,480
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", AMBAC 5.8%, 2020                500,000              517,335
------------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority Rev., Environmental State Agency
Facilities, "A", AMBAC, 5%, 2040                                                                      2,500,000            2,600,950
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     3,299,765
------------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.5%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Student Loan Authority, "B", 6.25%, 2006(c)                                              $   2,000,000      $     2,022,480
------------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.2%
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375%, 2015                              $   2,790,000      $     3,353,692
------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                         1,000,000            1,040,050
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     4,393,742
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $     235,000      $       238,036
------------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto RIco, 5.5%, 2039                                 290,000              294,121
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $       532,157
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA, 5.875%, 2010(c)        $   2,000,000      $     2,224,300
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                           750,000              766,913
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022                     500,000              528,435
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     3,519,648
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 18.3%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028                      $     700,000      $       716,590
------------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College),
"B", 5%, 2035                                                                                         1,000,000            1,016,510
------------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Rev. (Hendrix College), 5.85%, 2006(c)                                  1,000,000            1,018,630
------------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Technical College, Student Tuition & Fee Rev., FGIC, 5%, 2029                            1,820,000            1,886,557
------------------------------------------------------------------------------------------------------------------------------------
Siloam Springs, AR, Public Education Facilities, Capital Improvement (John Brown
University), AMBAC, 5.35%, 2020                                                                         500,000              530,235
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2026               1,405,000            1,470,192
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2027               1,000,000            1,044,910
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC,
5.5%,2012(c)                                                                                          2,870,000            3,193,248
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027              3,155,000            3,279,875
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%,2032               2,500,000            2,585,375
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Monticello), AMBAC, 5%, 2025                      1,525,000            1,594,799
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                            3,290,000            3,423,081
------------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Revs. (Fayetteville Campus), FGIC, 5.5%, 2012(c)                   1,765,000            1,963,792
------------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, "A", AMBAC, 5%, 2023                                                  1,100,000            1,130,294
------------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                               250,000              255,740
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    25,109,828
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.5%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas State University Rev., Housing Systems, AMBAC, 5.15%, 2021                               $   1,240,000      $     1,301,653
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026                                     1,000,000            1,071,360
------------------------------------------------------------------------------------------------------------------------------------
Pope County, AR, Residential Housing, Arkansas Tech University Project, "A", 6%, 2027                   500,000              498,475
------------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                            500,000              524,270
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     3,395,758
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light Co. ), 6.3%, 2018            $   1,050,000      $     1,064,753
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.9%
------------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                                       $     470,000      $       487,188
------------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                           2,000,000            2,142,180
------------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                           6,000,000            7,115,640
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                         1,000,000            1,043,880
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    10,788,888
------------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.0%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I", AMBAC,
5.65%, 2014                                                                                       $     375,000      $       383,779
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Revolving Loan Fund, "A", 5.85%, 2006(c)                      2,130,000            2,173,303
------------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                             1,315,000            1,408,773
------------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009(c)                                             1,000,000            1,080,140
------------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019                      2,125,000            2,228,424
------------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021                      2,750,000            2,865,252
------------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                                       1,750,000            1,823,273
------------------------------------------------------------------------------------------------------------------------------------
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010(c)                                        765,000              837,897
------------------------------------------------------------------------------------------------------------------------------------
South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038                                           1,000,000            1,023,370
------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                     1,250,000            1,311,588
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    15,135,799
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                $   133,565,164
------------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 3.58%, due 1/05/06                                                                $     200,000      $       200,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 3.5%, due 1/04/06                                                 800,000              800,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan                           50,000               50,000
Chicago), 3.7%, due 1/03/06
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                     $     1,050,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                    $   134,615,164
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.8%                                                                                      2,399,427
------------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $   137,014,591
------------------------------------------------------------------------------------------------------------------------------------
(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                  CURRENT          TOTAL %
                                                                   ACQUISITION  ACQUISITION        MARKET          OF NET
SECURITY                                                              DATE         COST            VALUE           ASSETS
----------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.208%, 2020              3/30/2000   $ 3,067,320    $3,551,040
----------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Infrastructure, RITES, ETM,
6.708%, 2019                                                       10/05/2000     1,282,225     1,473,075
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance    Agency, RITES, FSA,                1/06/2000       689,548       856,172
----------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance
Agency, RITES, FSA, 6.703%, 2018                                    1/06/2000     3,006,835     3,785,795
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                    $9,666,082           7.1%
----------------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in the Portfolio of Investments and are defined:
ETM             Escrowed to Maturity
BMA             Bond Market Assn.

Insurers
----------------------------------------------------------------------------------------------------------------------------
AMBAC           AMBAC Indemnity Corp.
ASST GTY        Asset Guaranty Insurance Co.
CIFG            CDC IXIS Financial Guaranty
FGIC            Financial Guaranty Insurance Co.
FNMA            Federal National Mortgage Assn.
FSA             Financial Security Assurance, Inc.
GNMA            Government National Mortgage Assn.
MBIA            MBIA Insurance Corp.
XLCA            XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------
RITES           Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ARKANSAS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $ 125,840,409
                                                               =============
Gross unrealized appreciation                                  $   8,801,801
Gross unrealized depreciation                                       (27,046)
                                                               -------------
            Net unrealized appreciation (depreciation)         $   8,774,755
                                                               =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                             UNREALIZED
                                    AMOUNT OF            CASH FLOWS PAID              CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY             CONTRACT              BY THE FUND           RECEIVED BY THE FUND        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
12/01/2007         USD              3,000,000           Fixed - 3 Year BMA         Floating - 7 day BMA           $  35,448
                                                       Swap Index, (2.795%)        Swap Index
---------------------------------------------------------------------------------------------------------------------------
 6/15/2018         USD              3,000,000          Fixed - 12 Year BMA             Floating - 7 Day BMA         (35,912)
                                                       Swap Index, (4.019%)        Swap Index
---------------------------------------------------------------------------------------------------------------------------
 4/06/2036         USD              1,500,000          Floating - 7 day BMA        Fixed - 30 Year BMA               12,695
                                                            Swap Index             Swap Index, (4.195%)
---------------------------------------------------------------------------------------------------------------------------
 4/15/2036         USD              2,000,000          Floating - 7 day BMA        Fixed - 30 Year BMA               46,434
                                                            Swap Index             Swap Index, (4.286%)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  58,665
                                                                                                                  =========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

[graphic omitted]

                                                                [logo] M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

MFS California Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                           SHARES/PAR($)      VALUE ($)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
AIRPORT & PORT REVENUE - 4.0%
----------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A"  FGIC, 5.25%, 2018                                         $    3,500,000      $  3,709,965
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Department of Airports Rev. (Ontario International Airport), "A",
FGIC, 6%, 2017                                                                                   4,100,000         4,175,727
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Harbor Department Rev.,"B", 5.375%, 2023                                        3,000,000         3,079,890
----------------------------------------------------------------------------------------------------------------------------
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                         4,000,000         4,252,240
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 15,217,822
----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.9%
----------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA, 7.313%, 2017(r)(v)               $    1,500,000      $  1,893,510
----------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC, 7.383%, 2016(r)(v)                    3,300,000         4,195,818
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, 6.15%, 2014(r)(v)                                                        5,405,000         6,593,560
----------------------------------------------------------------------------------------------------------------------------
State of California, 10%, 2007                                                                   1,055,000         1,167,336
----------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2010(c)                                                               3,000,000         3,281,610
----------------------------------------------------------------------------------------------------------------------------
State of California, 5.125%, 2025                                                                2,000,000         2,104,500
----------------------------------------------------------------------------------------------------------------------------
State of California, 5.25%, 2029                                                                 2,000,000         2,112,240
----------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7.2%, 2008                                                           1,600,000         1,732,416
----------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 6.3%, 2010                                                           3,000,000         3,366,030
----------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7%, 2010                                                             2,000,000         2,304,040
----------------------------------------------------------------------------------------------------------------------------
State of California, RITES, "B", 7.127%, 2017(r)(v)                                              1,250,000         1,494,625
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 30,245,685
----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 16.2%
----------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                                $    1,500,000      $  1,572,150
----------------------------------------------------------------------------------------------------------------------------
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                      1,885,000         1,979,401
----------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, Election 2002, "B", FGIC, 5.5%, 2033                   2,270,000         2,493,073
----------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, FSA, 5%, 2021                                          1,280,000         1,343,987
----------------------------------------------------------------------------------------------------------------------------
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                              1,185,000         1,321,539
----------------------------------------------------------------------------------------------------------------------------
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                      1,000,000         1,046,710
----------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District (Election of 2001), "C", FGIC, 0%, 2032                  1,000,000           256,440
----------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District (Election of 2001), "C", FGIC, 0%, 2033                  3,000,000           728,640
----------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                                 1,200,000         1,315,188
----------------------------------------------------------------------------------------------------------------------------
Coronada, CA, Union School District, "A", 5.7%, 2020                                             1,285,000         1,423,613
----------------------------------------------------------------------------------------------------------------------------
Escondido, CA, Union School District, "A", FSA, 5%, 2026                                         1,000,000         1,044,330
----------------------------------------------------------------------------------------------------------------------------
Folsom Cordova, CA, Union School District, Facilities Improvement, "A",
MBIA, 0%, 2025                                                                                   1,505,000           592,368
----------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                        4,275,000         4,562,537
----------------------------------------------------------------------------------------------------------------------------
Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                                        1,695,000         1,853,330
----------------------------------------------------------------------------------------------------------------------------
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010(c)                                 1,035,000         1,164,075
----------------------------------------------------------------------------------------------------------------------------
Live Oak, CA, School District, Santa Cruz County, Election 2004, "A", MBIA, 5%, 2033             1,410,000         1,498,111
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District Election of 1997, "E", MBIA, 5.125%, 2027                 5,000,000         5,301,050
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, RITES, FSA, 6.15%, 2011(r)(v)                            5,000,000         5,800,700
----------------------------------------------------------------------------------------------------------------------------
Merced, CA, City School District, Election 2003, MBIA, 0%, 2026                                  1,255,000           472,043
----------------------------------------------------------------------------------------------------------------------------
Merced, CA, City School District, Election 2003, MBIA, 0%, 2027                                  1,330,000           473,028
----------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District Election 2004, "A", FSA, 5%, 2026                       1,715,000         1,804,026
----------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election 2004, "A", FSA, 5%, 2025                      1,075,000         1,132,384
----------------------------------------------------------------------------------------------------------------------------
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                                         2,545,000         2,775,475
----------------------------------------------------------------------------------------------------------------------------
Natomas Union School District, Election 2002 "B", FGIC, 5%, 2028                                 1,430,000         1,500,571
----------------------------------------------------------------------------------------------------------------------------
Oceanside, CA, Union School District Election of 2000, "C", MBIA, 5.25%, 2032                    1,940,000         2,064,315
----------------------------------------------------------------------------------------------------------------------------
Perris, CA, Union School District, "A", FGIC, 0%, 2027                                           3,100,000         1,098,175
----------------------------------------------------------------------------------------------------------------------------
Rowland, CA, Union School District, "A", FSA, 5.5%, 2010(c)                                      1,250,000         1,377,313
----------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Union School District, "C", FSA, 5%, 2011(c)                                      2,150,000         2,324,623
----------------------------------------------------------------------------------------------------------------------------
San Gabriel, CA, Union School District, "A" , FSA, 5%, 2024                                      2,000,000         2,099,200
----------------------------------------------------------------------------------------------------------------------------
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                               960,000         1,111,296
----------------------------------------------------------------------------------------------------------------------------
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                         2,210,000         2,398,668
----------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2020                        1,120,000         1,248,218
----------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2021                        1,210,000         1,345,460
----------------------------------------------------------------------------------------------------------------------------
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2020                                    1,100,000         1,185,228
----------------------------------------------------------------------------------------------------------------------------
Val Verde, CA, Union School District, COP, "B", FGIC, 5%, 2030                                   1,000,000         1,041,880
----------------------------------------------------------------------------------------------------------------------------
Walnut Valley, CA, Union School District (Election of 2000), "E", FSA, 0%, 2028                  1,535,000           515,837
----------------------------------------------------------------------------------------------------------------------------
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021                 1,000,000         1,105,850
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $62,370,832
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.9%
----------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                             $2,000,000       $ 2,090,460
----------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Catholic Healthcare West, "G",
5.25%, 2023                                                                                      2,000,000         2,087,640
----------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center,
5%, 2027                                                                                         1,000,000         1,022,610
----------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health
Systems), "A", 5%, 2033                                                                          1,750,000         1,762,443
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall
Memorial Hospital), "A", CHFC, 5%, 2018                                                          2,000,000         2,092,500
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Kaiser Permanente),
"A", 5.5%, 2032                                                                                  2,000,000         2,103,040
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Los Angeles Childrens
Hospital), 5.125%, 2019                                                                          4,000,000         4,155,640
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2007(c)              3,645,000         3,454,148
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2008(c)              6,345,000         5,782,770
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Health Facilities
(Memorial Health Services), "A", 6%, 2023                                                        1,500,000         1,658,055
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development, "B", 5.625%, 2042                                  4,000,000         4,198,680
----------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                485,000           486,906
----------------------------------------------------------------------------------------------------------------------------
Central California Joint Powers Health Financing (Community Hospitals of Central
California), 5.625%, 2021                                                                        1,000,000         1,038,170
----------------------------------------------------------------------------------------------------------------------------
Kaweah Delta Health Care District Rev., 6%, 2034                                                 2,000,000         2,166,660
----------------------------------------------------------------------------------------------------------------------------
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                        3,000,000         3,151,680
----------------------------------------------------------------------------------------------------------------------------
Tahoe Forest, CA, Hospital District Rev., "A", 5.85%, 2022                                       1,000,000         1,035,910
----------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                             500,000           503,850
----------------------------------------------------------------------------------------------------------------------------
Washington Township, CA, Health Care Rev., 5%, 2018                                              1,000,000         1,029,760
----------------------------------------------------------------------------------------------------------------------------
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                              2,000,000         2,158,840
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 41,979,762
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
----------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing
Authority Rev. (Paradise Valley Estates), 5.125%, 2022                                         $ 1,000,000      $  1,051,190
----------------------------------------------------------------------------------------------------------------------------
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                  1,000,000         1,076,430
----------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                470,000           492,010
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  2,619,630
HUMAN SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
7.125%, 2009(r)(c)                                                                             $ 1,640,000      $  1,829,207

----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.4%
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), "A", 5.8%, 2016                                                                 $ 2,000,000        1,964,760
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Solid Waste Disposal Rev. (Waste Management, Inc.), "A", 5.125%, 2031                            2,250,000        2,341,823
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste               1,000,000         1,050,490
Mangement, Inc.), "A-2", 5.4%, 2025
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  5,357,073
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                               $   960,000      $  1,024,714
----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Del Mar, CA, Race Track Authority Rev., 6.2%, 2006(c)                                          $ 1,365,000      $  1,416,133
----------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.2%
----------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B II", 6.7%, 2015          $ 2,008,000      $  2,010,630
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025     6,000,000         6,216,720
----------------------------------------------------------------------------------------------------------------------------
Palmdale, CA, Multi-Family Housing Rev., "A", FNMA, 7.375%, 2024                                   990,000           991,049
----------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                         3,000,000         3,087,450
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 12,305,849
----------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
----------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                                $ 1,000,000      $  1,107,500
----------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%, 2007(c)                   $   930,000      $    949,967
----------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.1%
----------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                        $    35,000      $     36,022
----------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., Mortgage
Backed Securities Program, "B4", GNMA, 6.35%, 2029                                                  50,000            50,321
----------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010(c)                              1,380,000         1,500,998
----------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023(c)                                2,000,000         2,655,420
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  4,242,761
----------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 0.9%
----------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                           $ 3,405,000      $  1,487,236
----------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                            5,710,000         1,803,504
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  3,290,740
----------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.9%
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West
County Resource Recovery), "A", 5.125%, 2014                                                   $ 1,000,000      $  1,019,250
----------------------------------------------------------------------------------------------------------------------------
South Bayside Waste Management Authority, California Solid Waste System Rev.,
AMBAC, 5.75%, 2020                                                                               2,100,000         2,276,883
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  3,296,133
----------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.8%
----------------------------------------------------------------------------------------------------------------------------
Grossmont, CA, Union High School District, MBIA, 0%, 2006                                      $ 6,000,000      $  5,834,760
----------------------------------------------------------------------------------------------------------------------------
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                           2,995,000         3,382,493
----------------------------------------------------------------------------------------------------------------------------
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                                 1,500,000         1,656,660
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 10,873,913
----------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 13.2%
----------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP , Water Systems Improvement Project, AMBAC, 8%, 2019                          $   925,000      $  1,169,468
----------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Corrections State Prison,
"A", 7.4%, 2010                                                                                  5,000,000        5,763,400
----------------------------------------------------------------------------------------------------------------------------
California Public Works Board, Department of Justice, "D", 5.25%, 2020                           1,565,000        1,656,506
----------------------------------------------------------------------------------------------------------------------------
CaliforniaState Department of Water Resources Power Supply, Rev, "C", 5.25%, 2028                2,500,000        2,638,775
----------------------------------------------------------------------------------------------------------------------------
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                                   660,000          664,026
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", 5%, 2045           2,000,000        2,012,340
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A",
FSA, 0% to 2010, 4.55% to 2022                                                                   3,000,000         2,434,230
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2013(c)                                                                               7,000,000         7,771,120
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.625%, 2013(c)                                                                             5,000,000         5,590,850
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2027                        3,000,000         3,149,400
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                                   3,000,000         3,204,720
----------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                                    4,020,000         4,345,379
----------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010(c)                1,635,000         1,794,053
----------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., City Hall &
Redevelopment Projects, "A", FSA, 5%, 2032                                                       2,000,000         2,177,440
----------------------------------------------------------------------------------------------------------------------------
Salinas CA, COP, Capital Improvement Projects, "A", 5.7%, 2007(c)                                2,200,000         2,333,826
----------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County, COP, (San Bruno Jail No 3), AMBAC, 5.25%, 2033                 3,930,000         4,144,382
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 50,849,915
----------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Irvine, CA,  School District Special Tax Rev., Community Facilities District No. 86-1,
AMBAC, 5.8%, 2020                                                                              $ 3,500,000      $  3,712,835
----------------------------------------------------------------------------------------------------------------------------
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel Community), 5.6%, 2017    1,455,000         1,534,763
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    2,000,000         2,080,100
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,600,000         1,694,768
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,022,466
----------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 7.2%
----------------------------------------------------------------------------------------------------------------------------
Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2006                                        $ 2,415,000      $  2,371,119
----------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis
Addition Project Area, 6.7%, 2014                                                                  605,000           642,510
----------------------------------------------------------------------------------------------------------------------------
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment
Project, "A", 5.5%, 2027                                                                         3,350,000         2,000,000
----------------------------------------------------------------------------------------------------------------------------
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A", 6.2%, 2025           3,458,038         2,054,680
----------------------------------------------------------------------------------------------------------------------------
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No.
89-1, 5.7%, 2020                                                                                 1,500,000         1,534,215
----------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B", 5.3%, 2022         1,720,000         1,722,064
----------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Public Financing Authority (John Thurman Field Renovation), 6.125%, 2016            1,255,000         1,303,694
----------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita),
"A", 5.55%, 2017                                                                                 1,000,000         1,047,490
----------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010        715,000           770,648
----------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015       775,000           839,868
----------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2006(c)         892,500           923,345
----------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2016          1,655,000         1,712,197
----------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2016            572,500           590,448
----------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037            3,000,000         3,096,240
----------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037                  2,000,000         2,071,460
----------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B" , AMBAC, 5.3%, 2020       1,250,000         1,345,850
----------------------------------------------------------------------------------------------------------------------------
San Jose, CA, Redevelopment Agency, Tax Allocation, Redevelopment Project, FGIC, 4.9%, 2033      2,000,000         2,043,060
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 27,526,926
----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.3%
----------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                      $ 2,000,000      $    124,520
----------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                        2,000,000            66,360
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement  "A-1", 6.25%, 2033           2,485,000         2,702,487
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1", 6.75%, 2039            1,940,000         2,169,618
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  5,062,985
----------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital Appreciation, "A",
7.1%, 2010(c)                                                                                  $ 2,500,000      $  2,897,225
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Alameda Corridor Transportaion Authority, California Rev., Capital Appreciation, "A",
AMBAC, 0%, 2030                                                                                $ 8,000,000      $  2,392,160
----------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 7.7%
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Fresno Pacific University), "A",
6.75%, 2019                                                                                    $ 2,000,000      $  2,181,320
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%, 2017                                                                                       2,100,000         2,058,105
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029            2,500,000         2,544,100
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Pomona College), "B",
5.875%, 2009(c)                                                                                  2,000,000         2,189,720
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Santa Clara University), "A" , MBIA,
5%, 2027                                                                                         1,340,000         1,393,252
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of Los Angeles),
"A", 5%, 2029                                                                                    1,500,000         1,520,385
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6.3%, 2007(c)                                                                               1,000,000         1,055,900
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6%, 2012                                                                                    1,045,000         1,077,405
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6.625%, 2020                                                                                1,000,000         1,131,700
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033                   1,000,000         1,030,000
----------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B" , FGIC, 0%, 2025         1,500,000           598,485
----------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023                   1,450,000         1,487,294
----------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP, (Burnham Institute), 6.25%, 2029                                      2,300,000         2,428,179
----------------------------------------------------------------------------------------------------------------------------
Santa Monica, CA, Community College District, 2002 Election, "C", MBIA, 0%, 2027                 2,000,000           682,000
----------------------------------------------------------------------------------------------------------------------------
University of California Rev., RITES, MBIA, 5.9%, 2016(r)(v)                                     5,705,000         6,141,661
----------------------------------------------------------------------------------------------------------------------------
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2032                       1,840,000         1,925,854
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 29,445,360
----------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.0%
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Aspire Public Schools,
(Oakland Project), "A", 7.25%, 2031                                                            $   975,000      $  1,010,441
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2036                                                                         1,000,000         1,022,950
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, 5.7%, 2018                                                                 1,900,000         2,002,467
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  4,035,858
----------------------------------------------------------------------------------------------------------------------------

UTILITIES - INVESTOR OWNED - 1.6%
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
Electric Co.), MBIA, 5.35%, 2016                                                               $ 3,500,000      $  3,760,750

Chula Vista, CA, Industrial Development Rev. (San Diego Gas), "B", 5%, 2027                      2,500,000         2,542,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  6,303,300
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.0%
----------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2019                                           $ 1,420,000      $  1,569,668
----------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2020                                             1,160,000         1,263,147
----------------------------------------------------------------------------------------------------------------------------
Northern California Power Agency Public Power Rev., 5.85%, 2010                                    880,000           942,929
----------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, Power Authority, Cogeneration Project Rev., MBIA, 5.875%, 2006(c)                5,500,000         5,681,280
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                            800,000           818,800
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                            250,000           250,593
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                                   1,000,000         1,007,760
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 11,534,177
----------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.1%
----------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev., "X", FGIC, 5%, 2029     $ 2,000,000      $  2,074,340
----------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., 7%, 2012                           1,090,000         1,302,256
----------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012(c)                     405,000           490,163
----------------------------------------------------------------------------------------------------------------------------
Castalic Lake Water Agency, California Rev., Water Systems Improvement Project,
AMBAC, 5.125%, 2030                                                                              1,725,000         1,806,282
----------------------------------------------------------------------------------------------------------------------------
Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019                                1,000,000         1,086,880
----------------------------------------------------------------------------------------------------------------------------
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2019                       1,065,000         1,188,849
----------------------------------------------------------------------------------------------------------------------------
Fairfield-Suisun, CA, Sewer District Rev., "A",  MBIA, 0%, 2006                                  2,080,000         2,058,701
----------------------------------------------------------------------------------------------------------------------------
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                              4,875,000         5,032,609
----------------------------------------------------------------------------------------------------------------------------
Mojave, CA, Water Agency, Improvement District (M Morongo Basin), FGIC, 5.75%, 2015              2,625,000         2,719,553
----------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water District Rev., RITES, 7.162%, 2018(r)(v)                  5,000,000         6,522,100
----------------------------------------------------------------------------------------------------------------------------
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement
Project, FGIC, 5%, 2032 Total                                                                    2,750,000         2,866,683
----------------------------------------------------------------------------------------------------------------------------
Municipal Bonds                                                                                                 $ 27,148,416
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $374,346,509
----------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.49%, due 1/05/06                  $ 1,200,000      $  1,200,000
----------------------------------------------------------------------------------------------------------------------------
State  of California, Department of Water Resources, Power Supply Rev.,
"C-2", 3.55%, due 1/05/06                                                                        3,200,000         3,200,000
----------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev.,
"C-3", 3.55%, due 1/05/06                                                                        1,100,000      $  1,100,000
----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                $  5,500,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                               $379,846,509
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                4,215,676
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $384,062,185
----------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                    ACQUISITION       ACQUISITION         CURRENT           TOTAL % OF
SECURITY                                               DATE              COST           MARKET VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
Authority (Prides Industries), 7.125%, 2009             11/23/99      $ 1,735,000  $      1,829,207
Commonwealth of Puerto Rico, ROLS, Series II R 124B,
XLCA, 7.313%, 2017                                      10/22/01        1,816,140       1,893,510
Commonwealth of Puerto Rico, ROLS, Series II R 184C,
FGIC, 7.383%, 2016                                       8/05/02        4,269,738       4,195,818
Los Angeles, CA, RITES, 6.15%, 2014                      7/20/99        5,672,548       6,593,560
Los Angeles, CA, Union School District, RITES, FSA,
6.15%, 2011                                              3/04/03        5,808,100       5,800,700
State of California, RITES, "B", 7.127%, 2017            1/03/00        1,230,275       1,494,625
Southern California Metropolitan Water District Rev.,
RITES, 7.162%, 2018                                      5/07/01        5,819,300       6,522,100
University of California Rev., RITES, MBIA, 5.9%, 2016   5/21/99        5,783,273       6,141,661
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                           $34,471,181                9.0%
                                                                                      ===========           =========

The following abbreviations are used throughout this report and are defined:
BMA     Bond Market Assn.
COP     Certificate of Participation
ETM     Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------ --------------------------------
AMBAC   AMBAC Indemnity Corp.
CHFC    California Health Facilities Construction Program
FGIC    Financial Guaranty Insurance Co.
FNMA    Federal National Mortgage Assn.
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Assn.
MBIA    MBIA Insurance Corp.
XLCA    XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------
RITES   Residual Interest Tax-Exempt Security
ROLS    Residual Options Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CALIFORNIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                        $ 356,630,304
                                                      =============
Gross unrealized appreciation                         $  23,303,010
Gross unrealized depreciation                               (86,805)
                                                      -------------
        Net unrealized appreciation (depreciation)    $  23,216,205
                                                      =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
SWAP AGREEMENTS
INTEREST RATE SWAPS

                NOTIONAL PRINCIPAL                                                                         UNREALIZED
                     AMOUNT OF                          CASH FLOWS PAID             CASH FLOWS            APPRECIATION
   EXPIRATION       CURRENCY          CONTRACT            BY THE FUND          RECEIVED BY THE FUND      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
   12/01/2007          USD           $9,000,000        Fixed - 3 Year BMA      Floating - 7 day BMA         $106,343
                                                      Swap Index, (2.795%)          Swap Index
--------------------------------------------------------------------------------------------------------------------
   01/10/2036          USD           3,000,000        Floating - 7 day BMA     Fixed - 30 Year BMA          (12,204)
                                                           Swap Index          Swap Index, (4.089%)
--------------------------------------------------------------------------------------------------------------------
   04/06/2036          USD           3,000,000        Floating - 7 day BMA     Fixed - 30 Year BMA           25,390
                                                           Swap Index          Swap Index, (4.195%)
--------------------------------------------------------------------------------------------------------------------
   04/15/2036          USD           3,000,000        Floating - 7 day BMA     Fixed - 30 Year BMA           69,651
                                                           Swap Index          Swap Index, (4.286%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $189,180
                                                                                                            ========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) FLORIDA MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                              $   1,000,000         $    1,047,310
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Aviation Authority Rev. (Tampa International Airport),
  "A", FGIC, 5.875%, 2015                                                                          750,000                776,385
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                             1,000,000              1,089,790
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                       500,000                518,930
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038                                       500,000                508,450
---------------------------------------------------------------------------------------------------------------------------------
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                               500,000                522,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,463,080
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030               $     200,000         $      212,688
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.208%, 2019(r)(v)                                 $   1,000,000         $    1,183,680
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Educational Facilities Authority, "A", AMBAC, 5.5%, 2018                  1,400,000              1,510,502
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, RITES, 5.639%, 2017(r)(v)                                                      3,000,000              3,340,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,034,382
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                     $   2,600,000         $    3,250,390
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(c)                                   400,000                544,528
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Public Education Capital Outlay, "A", 5.25%, 2024                    1,000,000              1,068,020
---------------------------------------------------------------------------------------------------------------------------------
Florida State Board of Education, Public Education, "J", 5%, 2032                                1,000,000              1,042,450
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, School Board Certificate, MBIA, 5%, 2031                                      1,090,000              1,134,276
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027                            1,950,000              2,085,623
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,125,287
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 15.2%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Health Facilities Rev., Health First Inc., 5%, 2034                      $     500,000         $      503,150
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
  Hospital), 6.25%, 2023                                                                           480,000                515,107
---------------------------------------------------------------------------------------------------------------------------------
Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist Health
  South Florida), 5%, 2029                                                                         535,000                556,609
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        250,000                266,842
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health
  Systems), 5.25%, 2013                                                                            500,000                520,215
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Rev. (University Community
  Hospital), MBIA, 6.5%, 2019                                                                    1,000,000              1,222,540
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                         500,000                529,765
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032                          1,000,000              1,043,760
---------------------------------------------------------------------------------------------------------------------------------
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%,2032                1,000,000              1,060,100
---------------------------------------------------------------------------------------------------------------------------------
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                         750,000                777,705
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health
  Systems (Monroe Regional Health System), 5.5%, 2014                                              500,000                526,875
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                            500,000                536,525
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center),
  "B", 5.75%, 2022                                                                                 500,000                534,695
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019              250,000                273,390
---------------------------------------------------------------------------------------------------------------------------------
Miami, FL, Health Facilities Authority Rev. (Catholic Health East), "B", 5.25%, 650,000            675,396
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital),
  6%, 2024                                                                                         500,000                551,260
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
  Healthcare), 5.75%, 2032                                                                       1,000,000              1,075,290
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2032                                                                     500,000                554,195
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health
  Care System), 5.625%, 2032                                                                       500,000                517,210
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
  6.25%, 2020                                                                                      300,000                319,875
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical
  Center), MBIA, 6.625%, 2013                                                                    1,000,000              1,011,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,572,164
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran), 5.7%, 2026           $     250,000         $      251,395
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 8.875%, 2021                                                                  $     300,000         $      325,344
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.),
  "A", 6.625%, 2033                                                                          $     500,000         $      559,880
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev
  (Waste Management, Inc.), "B", 5%, 2027                                                    $     500,000         $      490,955
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                         300,000                321,759
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      812,714
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025(r)                               $     150,000         $      148,264
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2,
  7.875%,2032(a)                                                                                   160,000                179,141
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
  5.7%, 2026                                                                                       500,000                524,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      851,920
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "A", 6.25%, 2012(c)                                              $     500,000         $      575,040
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair
  Project),MBIA, 5.5%, 2020                                                                  $   1,000,000         $    1,071,680
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                        $     200,000         $      204,622
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                 $     500,000         $      505,830
---------------------------------------------------------------------------------------------------------------------------------
Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms Housing
  Project),"A", FNMA, 4.9%, 2032                                                                   500,000                528,605
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments),
  "D", MBIA, 5.5%, 2020                                                                            500,000                524,895
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Crossing At University
  Apartments), AMBAC, 5.1%, 2018                                                                 1,115,000              1,138,694
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments Project), Phase
  II, FSA, 4.3%, 2012                                                                              140,000                142,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,840,884
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                                         $   1,160,000         $    1,226,201
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Court Facilities Rev., 3%, 2006                                           300,000                299,508
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A", MBIA,
  0%, 2032                                                                                       2,000,000                510,240
---------------------------------------------------------------------------------------------------------------------------------
Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023                                  1,000,000              1,056,060
---------------------------------------------------------------------------------------------------------------------------------
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                                    815,000                852,506
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 5%, 2020                              250,000                257,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,202,165
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                         $      49,000         $       49,522
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                130,000                131,907
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority, Multi-County Program, "A", GNMA,
  7.2%, 2033                                                                                        55,000                 55,877
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
  Series 3, GNMA, 5.3%, 2028                                                                       110,000                112,055
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage),
  "A", GNMA, 5.2%, 2031                                                                            520,000                531,450
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022                                   305,000                310,420
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program,
  "A", GNMA, 5.45%, 2034                                                                           770,000                794,879
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program,
  "B", GNMA, 6.2%, 2031                                                                            520,000                532,527
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,518,637
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA, 5.85%, 2031                $     400,000         $      400,968
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "5", 5%, 2034                              920,000                943,662
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,344,630
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery
  Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                   $     200,000         $      208,540
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "A", MBIA, 5.625%, 2010(c)                              $   1,000,000         $    1,096,170
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2009(c)                                  1,000,000              1,088,610
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                      1,000,000              1,082,810
---------------------------------------------------------------------------------------------------------------------------------
St. Augustine, FL, Capital Improvement Rev, AMBAC, 5%, 2029                                      1,000,000              1,051,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,319,560
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC, 5.25%,2027             $   1,500,000         $    1,594,860
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     130,000                135,539
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,730,399
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Arbor Greene, FL, Community Development District, 5.75%, 2006                                $      46,000         $       46,042
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
  (Master Infrastructure Projects), "B", 5.1%, 2014                                                200,000                199,754
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement
  Rev., "B", 5%, 2011                                                                              295,000                296,009
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District , "B-1", 4.875%, 2010                               250,000                251,013
---------------------------------------------------------------------------------------------------------------------------------
Fishawk Community Development District II, "B", 5%, 2007                                           100,000                 99,859
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",6.25%, 2009               100,000                101,724
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District, FL, Rev., Capital
  Improvement, "B", 5.4%, 2008                                                                     235,000                234,495
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                   205,000                205,549
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special
  Assessment, "B", 5.3%, 2009                                                                      180,000                180,691
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009               145,000                145,682
---------------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                           100,000                103,234
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-2", 5.125%, 2015                                                               250,000                250,535
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
  Gardens), "B", 5.375%, 2014                                                                      160,000                162,563
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                                  10,000                  9,986
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                              100,000                100,091
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                         100,000                103,886
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            100,000                101,214
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016                               250,000                253,460
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment Rev.,
  "B", 4.875%, 2010                                                                                200,000                200,134
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,045,921
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                                    $     250,000         $      262,020
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030                                     250,000                281,745
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      543,765
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Florida Turnpike Authority Rev., Department of Transportation, "A", 5.75%, 2020(c)           $   2,000,000         $    2,209,560
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027                             1,000,000              1,054,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,263,770
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation, ROLS, Railroad II R 227
  1, MBIA, 7.383%, 2020(r)(v)                                                                $   2,500,000         $    3,264,950
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL, Rev. Transportation Improvement, AMBAC, 5%, 2027                             500,000                525,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,790,100
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC,
  5.25%, 2020                                                                                $   1,185,000         $    1,283,201
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                              610,000                659,672
---------------------------------------------------------------------------------------------------------------------------------
Florida Finance Authority, Capital Loan Projects, "F", MBIA, 5.125%, 2021                        1,000,000              1,033,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,976,733
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C",
  6.75%, 2038                                                                                $     215,000         $      237,186
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    200,000                208,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      445,520
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                         $     250,000         $      263,590
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A", FGIC, 0%, 2006(c)                   1,405,000                563,841
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                                                 1,000,000              1,053,200
---------------------------------------------------------------------------------------------------------------------------------
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                                720,000                776,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,657,511
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Water Systems Rev., AMBAC, 5.625%, 2010(c)                                   $   1,000,000         $    1,102,650
---------------------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., AMBAC, 5.5%, 2018                                              1,125,000              1,221,885
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority (Bonita Springs Utilities
  Project), MBIA, 6.05%, 2015                                                                    1,000,000              1,029,410
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                              1,000,000              1,073,310
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                   1,000,000              1,055,970
---------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027                           1,000,000              1,043,480
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                                   1,500,000              1,565,385
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                       1,000,000              1,050,480
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                            1,000,000              1,055,030
---------------------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                                            940,000              1,098,954
---------------------------------------------------------------------------------------------------------------------------------
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024                    1,000,000              1,054,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,350,914
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $   84,299,245
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
  Program), 3.82%, due 1/03/06                                                               $   3,500,000         $    3,500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   87,799,245
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.0%                                                                                   1,803,792
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   89,603,037
---------------------------------------------------------------------------------------------------------------------------------

(a) SEC Rule 144A restriction.
(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                               Acquisition      Acquisition        Current           Total % of
Security                                                          Date             Cost         Market Value        Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation,
ROLS, Railroad II R 227 1, MBIA, 7.383%, 2020                   4/25/2003       $3,282,600      $3,264,950
Commonwealth of Puerto Rico, RITES, MBIA, 7.208%, 2019          3/30/2000        1,030,240       1,183,680
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025     7/13/2005          147,428         148,264
State of Florida, RITES, 5.639%, 2017                           4/09/1999        3,042,840       3,340,200
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                     $7,937,094              8.9%

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM           Escrowed to Maturity
BMA           Bond Market Assn.

Insurers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance, Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.

Inverse
-------------------------------------------------------------------------------------------------------------------------------
Floaters
RITES         Residual Interest Tax-Exempt Security
ROLS          Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLORIDA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $83,187,557
                                                                  ===========
Gross unrealized appreciation                                     $ 4,696,223
Gross unrealized depreciation                                         (84,535)
                                                                  -----------
      Net unrealized appreciation (depreciation)                  $ 4,611,688
                                                                  ===========

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS
                         NOTIONAL PRINCIPAL                                                          UNREALIZED
                             AMOUNT OF            CASH FLOWS PAID             CASH FLOWS            APPRECIATION
EXPIRATION   CURRENCY        CONTRACT                BY THE FUND          RECEIVED BY THE FUND      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
12/1/2007      USD           $2,000,000           Fixed - 3 Year BMA      Floating - 7 day BMA        $ 23,610
                                                 Swap Index, (2.795%)          Swap Index
------------------------------------------------------------------------------------------------------------------
6/06/2016      USD           1,000,000            Fixed - 10 Year BMA     Floating - 7 Day BMA          (9,529)
                                                  Swap Index, (3.938%)         Swap Index
------------------------------------------------------------------------------------------------------------------
6/16/2016      USD           1,500,000            Fixed - 10 Year BMA     Floating - 7 Day BMA         (18,416)
                                                  Swap Index, (3.977%)         Swap Index
------------------------------------------------------------------------------------------------------------------
8/30/2016      USD           1,500,000            Fixed - 10 Year BMA     Floating - 7 Day BMA         (10,492)
                                                  Swap Index, (3.926%)         Swap Index
------------------------------------------------------------------------------------------------------------------
6/13/2018      USD           1,000,000            Fixed - 12 Year BMA     Floating - 7 Day BMA          (8,361)
                                                  Swap Index, (3.979%)         Swap Index
------------------------------------------------------------------------------------------------------------------
6/15/2018      USD           1,500,000            Fixed - 12 Year BMA     Floating - 7 Day BMA         (17,956)
                                                  Swap Index, (4.019%)         Swap Index
------------------------------------------------------------------------------------------------------------------
4/15/2036      USD           1,000,000            Floating - 7 day BMA    Fixed - 30 Year BMA           23,217
                                                      Swap Index          Swap Index, (4.286%)
------------------------------------------------------------------------------------------------------------------
                                                                                                      $(17,927)
                                                                                                      ========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Investment Management(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) GEORGIA MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                           $     750,000         $      779,722
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                               1,250,000              1,292,050
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                                 1,000,000              1,064,040
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                                        350,000                355,236
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,491,048
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA (Courthouse Detention Center), 5.625%, 2020                              $   1,490,000         $    1,578,282
---------------------------------------------------------------------------------------------------------------------------------
Gilmer County, GA, Building Authority Rev. Courthouse Project, "A", XLCA, 5%, 2029                 500,000                524,090
---------------------------------------------------------------------------------------------------------------------------------
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities
  Project), 5.5%, 2022                                                                           1,000,000              1,086,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,188,942
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.711%, 2016(r)(v)                         $     500,000         $      599,150
---------------------------------------------------------------------------------------------------------------------------------
Suwanee, GA, MBIA, 5.25%, 2032                                                                     750,000                790,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,390,055
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0%, 2024                                      $     575,000         $      464,571
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(c)                                                   750,000                835,410
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, School District, 6.375%, 2010                                                 2,000,000              2,232,920
---------------------------------------------------------------------------------------------------------------------------------
Wilkes County, GA, School District, 5%, 2024                                                     1,115,000              1,177,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,710,241
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032                     $     500,000         $      526,190
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical
  Center), "A", 6%, 2017                                                                           350,000                379,799
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health
  University), "A", 5.375%, 2026                                                                   200,000                209,854
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
  Anticipation Certificates, AMBAC, 5.25%, 2023                                                    750,000                807,645
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical
  Center, Inc.), 5%, 2026                                                                          350,000                353,241
---------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
  System, Inc.), 5.5%, 2031                                                                        500,000                518,730
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009               280,000                280,064
---------------------------------------------------------------------------------------------------------------------------------
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022             2,000,000              2,098,380
---------------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center
  Project), AMBAC, 5.25%, 2027                                                                     500,000                532,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,706,213
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034         $     150,000         $      152,283
---------------------------------------------------------------------------------------------------------------------------------
Richmond County, GA, Development Authority, Nursing Home Rev. (Beverly Enterprises
  Georgia, Inc.), 8.75%, 2011                                                                    1,080,000              1,086,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,238,893
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste
  Management Project), "A", 5.5%, 2016                                                       $     500,000         $      531,545
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032          $     750,000         $      803,902
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     160,000                170,786
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      974,688
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James),
  5.625%, 2018                                                                               $     150,000         $      148,101
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017                     1,000,000              1,118,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,266,341
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority (Armstrong Center LLC), "A", XLCA,
  5%, 2030                                                                                   $     500,000         $      523,450
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-Family Housing Rev. (Castaways Apartments),
  "A", GNMA, 5.4%, 2029                                                                      $     595,000         $      620,323
---------------------------------------------------------------------------------------------------------------------------------
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                         900,000                902,583
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA, 5.625%, 2031                      750,000                804,023
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,326,929
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                         $   1,000,000         $    1,009,970
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, 5.2%, 2020                        95,000                 95,123
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032                  690,000                698,666
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A-2", 4.85%, 2037               500,000                495,485
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C", 5.8%, 2021                  725,000                728,799
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C", 5.1%, 2022                  750,000                761,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,789,781
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assoc., Leasing Program, Rockdale County, GA (Public
  Purpose Project), AMBAC, 5.625%, 2020                                                      $     500,000         $      541,125
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project),
  AMBAC, 5.9%, 2019                                                                              1,000,000              1,087,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,628,685
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009(c)                          $     500,000         $      557,300
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Bus & Industrial Development Civic Center Project, "N", AMBAC,
  5.25%, 2025                                                                                      500,000                543,805
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029                   400,000                421,124
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
  6.25%, 2010(c)                                                                                   755,000                848,167
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,370,396
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                           $   1,000,000         $    1,058,140
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                              $     150,000         $      150,544
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     365,000         $      369,716
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036              $     610,000         $      658,965
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Development Authority Rev. (Tuff Yamacraw LLC Project), "A", AMBAC, 5%, 2027    $     335,000         $      365,740
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                          980,000              1,103,549
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), "A",
  5%, 2031                                                                                         265,000                276,050
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), "A", 5.75%, 2017        1,000,000              1,105,330
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2009(c)                  1,000,000              1,091,170
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2010(c)                  1,000,000              1,106,510
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer University), 5.75%, 2021                           500,000                540,595
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM,
  6.2%, 2009(c)                                                                                    500,000                524,695
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,113,639
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A", 6%, 2021    $     500,000         $      533,820
---------------------------------------------------------------------------------------------------------------------------------
Marietta, GA, Development Authority Rev., Student Housing (Southern Polytech University),
  "A", 6.25%, 2007(c)                                                                            1,000,000              1,069,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,603,440
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power
---------------------------------------------------------------------------------------------------------------------------------
Co., Plant Vogtle), "1", FGIC, 4.75%, 2034                                                   $     500,000         $      500,550
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                           1,250,000              1,570,025
---------------------------------------------------------------------------------------------------------------------------------
Griffin, GA, Combined Public Utility Rev., Refunding & Improvement, AMBAC, 5%, 2025                500,000                527,770
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012              1,000,000              1,155,290
---------------------------------------------------------------------------------------------------------------------------------
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                         350,000                375,995
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,129,630
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 26.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                    $     500,000         $      516,650
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 6.627%, 2016(r)(v)                            4,000,000              4,963,040
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                                1,000,000              1,072,290
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010(c)                          1,000,000              1,120,530
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010(c)                                      470,000                523,951
---------------------------------------------------------------------------------------------------------------------------------
Coweta County, GA, Development Authority Rev. (Newnan Water Sewer & Light Commission
  Project), AMBAC, 5.75%, 2010(c)                                                                1,000,000              1,096,100
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Water & Sewer Rev., 5.125%, 2031                                             1,200,000              1,265,496
---------------------------------------------------------------------------------------------------------------------------------
Fairburn, GA, Utility Rev., 5.75%, 2020                                                            500,000                532,400
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010(c)                                      1,105,000              1,235,998
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                          100,000                113,795
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014(c)                                2,150,000              2,450,376
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2019                                            1,000,000              1,089,370
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                             1,000,000              1,109,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,089,646
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  64,310,927
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 3.7%, due 1/02/06                                 $     100,000         $      100,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 3.5%, due 1/04/06                                            300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $      400,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   64,710,927
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                     791,731
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   65,502,658
---------------------------------------------------------------------------------------------------------------------------------

(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                             ACQUISITION               ACQUISITION               CURRENT             TOTAL % OF
SECURITY                                        DATE                       COST                MARKET VALUE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 6.627%, 2016                    4/20/1999                  $4,668,400             $ 4,963,040
Puerto Rico Municipal Finance Agency,
RITES, FSA, 7.711%, 2016                     1/06/2000                   519,760                   599,150
----------------------------------------------------------------------------------------------------------               -----
Total Restricted Securities                                                                    $ 5,562,190                8.5%
                                                                                               ===========               =====
The following abbreviations are used throughout this report and are defined:

BMA            Bond Market Assn.
ETM            Escrowed to Maturity
Insurers
AMBAC          AMBAC Indemnity Corp.
ASST GTY       Asset Guaranty Insurance Co.
FSA            Financial Security Assurance, Inc.
FNMA           Federal National Mortgage Assn.
FHA            Federal Housing Administration
FGIC           Financial Guaranty Insurance Co.
GNMA           Government National Mortgage Assn.
MBIA           MBIA Insurance Corp.
XLCA           XL Capital Insurance Co.

Inverse Floaters
RITES          Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GEORGIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $ 60,505,010
                                                                     ============
Gross unrealized appreciation                                        $  4,220,718
Gross unrealized depreciation                                             (14,801)
                                                                     ------------
      Net unrealized appreciation (depreciation)                     $  4,205,917
                                                                     ============


Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS
                                  NOTIONAL
                                 PRINCIPAL                                                                     UNREALIZED
                                 AMOUNT OF          CASH FLOWS PAID                   CASH FLOWS              APPRECIATION
EXPIRATION        CURRENCY       CONTRACT             BY THE FUND                RECEIVED BY THE FUND        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
12/01/2007           USD        $1,000,000         Fixed - 3 Year BMA            Floating - 7 day BMA           $ 11,816
                                                   Swap Index (2.795%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
06/16/2016           USD        1,000,000          Fixed - 10 Year BMA           Floating - 7 Day BMA            (12,277)
                                                   Swap Index (3.977%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
08/30/2016           USD        1,500,000          Fixed - 10 Year BMA           Floating - 7 Day BMA            (10,492)
                                                   Swap Index (3.926%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
06/13/2018           USD        1,000,000          Fixed - 12 Year BMA           Floating - 7 Day BMA             (8,361)
                                                   Swap Index (3.979%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
06/15/2018           USD        1,500,000          Fixed - 12 Year BMA           Floating - 7 Day BMA            (17,956)
                                                   Swap Index (4.019%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
04/15/2036           USD        1,000,000         Floating - 7 day BMA            Fixed - 30 Year BMA             23,217
                                                       Swap Index                 Swap Index (4.286%)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $(14,053)
                                                                                                                ========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) MARYLAND MUNICIPAL BOND FUND

[graphic omitted]

                                                                [logo] M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

MFS Maryland Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority (Baltimore/Washington International Airport), "A",
  AMBAC, 5%, 2027                                                                            $   1,000,000         $    1,041,290
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                              $   2,120,000         $    2,389,049
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                       1,000,000              1,128,440
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.25%, 2009(c)                                          2,000,000              2,141,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,659,429
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 13.9%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                             $   1,000,000         $      912,450
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008(c)                           1,000,000              1,054,220
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008(c)                           2,000,000              2,108,440
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, 0%, 2007                                                             5,110,000              4,860,530
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023                       2,000,000              2,131,860
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Unrefunded Balance, Public Improvement, FSA,
  5.375%, 2015                                                                                      80,000                 86,175
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2018(r)(v)                             1,000,000              1,164,860
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027                       930,000                982,843
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028                       980,000              1,033,351
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029                     1,025,000              1,079,171
---------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010(c)                                        1,620,000              1,773,252
---------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010(c)                                        2,030,000              2,222,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,409,190
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 21.5%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
  "A", 5.75%, 2025                                                                           $   1,000,000         $    1,062,420
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
  Systems), "A", FSA, 5%, 2023                                                                   1,000,000              1,055,160
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health
  Systems), 5.5%, 2039                                                                           1,000,000              1,056,180
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County
  General Hospital), 6%, 2037                                                                    1,000,000              1,065,650
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
  Hospital), 5.5%, 2024                                                                          1,000,000              1,004,720
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
  Hospital), 5.125%, 2035                                                                        1,000,000              1,012,930
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
  Hospital), FGIC, 5.25%, 2013                                                                   1,850,000              2,004,586
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
  Hospital), ETM, 5.7%, 2009(c)                                                                  1,085,000              1,147,084
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Hospital), 5%, 2021                                                                              750,000                777,765
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Medical Institutions), "A", 5%, 2037                                                             750,000                768,555
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health),
  "A", 5.125%, 2034                                                                              1,000,000              1,028,050
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Issue),
  "B", AMBAC, 5.25%, 2038                                                                        1,500,000              1,705,395
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                       800,000                828,800
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical
  Center), FSA, 5.625%, 2017                                                                     1,800,000              1,854,036
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
  Hospital), 6.5%, 2010(c)                                                                         500,000                566,755
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
  "A", 5.5%, 2016                                                                                1,000,000              1,092,020
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital Cecil
  County Issue), 5%, 2035                                                                          500,000                508,690
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of
  Cecil County Issue), 5.625%, 2032                                                              1,000,000              1,052,350
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical Systems), 6.625%, 2010(c)                                                              1,000,000              1,121,010
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical Systems), "B", AMBAC, 5%, 2024                                                         1,000,000              1,057,530
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Upper Chesapeake
  Hospital), "A", FSA, 5.5%, 2020                                                                2,000,000              2,098,420
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), AMBAC,
  ETM, 5%, 2027(c)                                                                               2,500,000              2,679,325
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA,
  8.583%, 2022(v) 1,400,000                                                                      1,830,948
---------------------------------------------------------------------------------------------------------------------------------
Maryland State Health & Higher Educational Facilities Authority Rev. (Catholic Health),
  "A", 6%, 2020                                                                                    245,000                272,643
---------------------------------------------------------------------------------------------------------------------------------
Maryland State Health & Higher Educational Facilities Authority Rev. (Catholic Health),
  "A", ETM, 6%, 2020(c)                                                                            755,000                830,447
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022               500,000                521,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,003,289
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Bradford Oaks
  Nursing & Rehabilitation Center), 6.375%, 2027                                             $   1,000,000         $    1,008,760
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), "A",
  6%, 2035                                                                                         150,000                156,750
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034            400,000                415,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,580,770
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011                $   1,500,000         $    1,590,105
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore
  Resco Retrofit Project), 5%, 2012                                                          $     690,000         $      704,483
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                               $     375,000         $      400,279
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority Economic Development (Baltimore
  Aquarium Project), 5.2%, 2026                                                              $   1,000,000         $    1,052,660
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute
  Project), 5.25%, 2034                                                                      $   1,600,000         $    1,686,240
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Authority Economic Development Rev. (YMCA Baltimore), 8%, 2006(c)            2,825,000              2,953,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,640,060
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., "A", FHA, 7.25%, 2023                                $   1,040,000         $    1,044,846
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                                           420,000                418,517
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration (Waters Landing II Apartments), "A",               1,500,000              1,579,065
  GNMA, 5.875%, 2033
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5%, 2034                                       910,000                917,144
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.1%, 2044                                     970,000                978,226
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Housing, "D", 5%, 2032                            1,000,000              1,004,330
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Multi-Family Housing Insured Mortgage,            1,250,000              1,297,238
  "B", 5.6%, 2032
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,239,366
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical
  Institutions), AMBAC, 5%, 2034                                                             $   1,500,000         $    1,569,660
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", 7.4%, 2032                $      90,000         $       90,829
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", GNMA, 5.6%, 2034                 85,000                 86,194
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Step Coupon, "A", GNMA,
  5.375%, 2018                                                                                     245,000                252,046
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      429,069
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Housing, "A", 5.875%, 2016                     $   1,155,000         $    1,190,227
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Residential, "B", 4.75%, 2019                      1,075,000              1,087,287
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Single Family Program, First Series,
  5.15%, 2018                                                                                    2,000,000              2,039,360
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed                          180,000                180,499
  Securities, "A", 4.75%, 2023
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Mortgage Backed Securities, "A", 4.375%, 2017                305,000                304,869
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,802,242
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Solid Waste Rev., 6%, 2006                       $   1,100,000         $    1,111,979
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                             $     805,000         $    1,137,247
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                   385,000                543,901
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                   680,000                960,656
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8.15%, 2021                                                                450,000                651,820
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, COP, "A", MBIA, 0%, 2006                                             2,490,000              2,450,932
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,744,556
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.4%
Maryland Stadium Authority, Lease Rev. (Convention Center Expansion), AMBAC,
  5.875%, 2012                                                                               $   1,000,000         $    1,011,330
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009                     1,500,000              1,320,945
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010(c)                 1,235,000              1,340,185
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                                 500,000                608,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                               1,520,000              1,897,629
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,178,369
TAX - OTHER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                $   1,000,000         $    1,040,050
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,000,000              1,059,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,099,280
TAX ASSESSMENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project),
  5.125%, 2029                                                                               $   1,555,000         $   31,653,385
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034              500,000                496,390
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,149,775
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     235,000         $      238,036
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                            400,000                408,588
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        235,000                237,089
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      883,713
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                    $     750,000         $      777,285
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Economic Development (Community College Project),
  5.25%, 2028                                                                                    1,600,000              1,709,984
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), "A",
  5.7%, 2020                                                                                       850,000                887,663
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (College Of Art), 5%, 2030                                      750,000                760,298
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Loyola College), "A", 5%, 2040                               1,000,000              1,018,460
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College),
  5.375%, 2025                                                                                     500,000                535,320
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  University), 5.625%, 2027                                                                      1,400,000              1,454,404
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  University), "A", 5%, 2032                                                                     2,000,000              2,083,120
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), "A",
  MBIA, 5.5%, 2016                                                                               3,000,000              3,106,200
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Rev. Authority (College Arts Center Project), "A", 5%, 2027               1,950,000              2,052,278
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2006(c)                               1,135,000              1,116,602
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008(c)                               1,400,000              1,284,794
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                         1,500,000              1,709,595
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College), 5.5%, 2032                      1,000,000              1,046,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,542,853
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034         $   1,000,000         $    1,047,640
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (University of Maryland College Park Project),
  AMBAC, 5%, 2019                                                                                1,850,000              1,947,810
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019               1,000,000              1,051,670
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
  "A", 5.75%, 2029                                                                               1,000,000              1,015,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,062,660
UNIVERSITIES - SECONDARY SCHOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
  Authority Rev., (Our Lady of Good Council) "A", 6%, 2035                                   $     400,000         $      416,064
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.173%, 2015(r)(v)                                  $   1,680,000         $    1,910,059
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                    1,500,000              1,565,820
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.173%, 2015(r)(v)                        1,400,000              1,522,864
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,998,743
WATER & SEWER UTILITY REVENUE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Revenue., Refunding Water Projects, "A", FGIC, 5.125%, 2032           $   1,000,000         $    1,052,640
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Rev., LEVRRS, MBIA, 7.82%, 2020(v)                                                3,000,000              3,873,000
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                                   2,000,000              2,291,000
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009(c)                                  250,000                280,498
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,497,138
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  135,807,022
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 2.98%, due 1/05/06                                                         $     100,000         $      100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 2.98%, due 1/05/06                                                               100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 2.98%, due 1/02/06                             400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 2.9%, due 1/04/06                                            600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
  Facilities (Stowers Institute), 2.96%, due 1/05/06                                               100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
  "B", 1.10%, 2.93%, due 1/02/06                                                                 1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY,  Rev., "F", 2.92%, due 1/05/06                         1,200,000              1,200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    3,500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  139,307,022
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                     500,763
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  139,807,785
---------------------------------------------------------------------------------------------------------------------------------
(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                             ACQUISITION          ACQUISITION       CURRENT        TOTAL % OF
 SECURITY                                                       DATE                 COST        MARKET VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC,
6.173%, 2015                                                 5/20/1999            $1,760,909     $1,910,059
Puerto Rico Electric Power Authority Rev., RITES,
FSA, 6.173%, 2015                                            9/16/1999             1,367,100     1,522,864
Puerto Rico Municipal Finance Agency, RITES,
FSA, 6.703%, 2018                                            1/06/2000               905,080     1,164,860
Puerto Rico Public Finance Corp., RITES, AMBAC,
 6.435%, 2013                                                9/30/1999               509,110       608,280
Puerto Rico Public Finance Corp., RITES, AMBAC,
 6.435%, 2013                                                3/31/1999             1,729,851     1,897,629
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $7,103,692              5.1%
                                                                                                 ==========     ==============
The following abbreviations are used throughout this report and are defined:
BMA   Bond Market Assn.
COP   Certificate of Participation
ETM   Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC   AMBAC Indemnity Corp.
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Administration
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Assn.
MBIA    MBIA Insurance Corp.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------
LEVRRS  Leveraged Reverse Rate Securities
RIBS    Residual Interest Bonds
RITES   Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MARYLAND MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate Cost                                                 $ 130,277,240
                                                                    =============
     Gross unrealized appreciation                                  $   9,283,985
     Gross unrealized depreciation                                       (254,203)
                                                                    -------------
     Net unrealized appreciation (depreciation)                     $   9,029,782
                                                                    =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
SWAP AGREEMENTS
INTEREST RATE SWAPS

                            NOTIONAL PRINCIPAl          UNREALIZED
                                AMOUNT OF             CASH FLOWS PAID          CASH FLOWS          APPRECIATION
EXPIRATION         CURRENCY     CONTRACT                BY THE FUND        RECEIVED BY THE FUND    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
12/01/2007         USD         $3,000,000             Fixed-3 Year BMA     Floating - 7 day BMA        $35,447
                                                    Swap Index (2.795%)        Swap Index
--------------------------------------------------------------------------------------------------------------
06/16/2016         USD          1,500,000            Fixed - 10 Year BMA   Floating - 7 Day BMA        (18,415
                                                    Swap Index (3.977%)        Swap Index
--------------------------------------------------------------------------------------------------------------
08/30/2016         USD          1,500,000            Fixed - 10 Year BMA   Floating - 7 Day BMA        (10,492
                                                    Swap Index (3.926%)        Swap Index
--------------------------------------------------------------------------------------------------------------
06/13/2018         USD          2,000,000            Fixed - 12 Year BMA   Floating - 7 Day BMA        (16,723
                                                    Swap Index (3.979%)        Swap Index
--------------------------------------------------------------------------------------------------------------
04/15/2036         USD          2,000,000           Floating - 7 day BMA    Fixed - 30 Year BMA         46,434
                                                         Swap Index         Swap Index (4.286%)
--------------------------------------------------------------------------------------------------------------
                                                                                                       $36,251
                                                                                                       =======

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2010(c)                                           $   1,460,000         $    1,617,695
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A" , AMBAC, 5%, 2035                                         2,000,000              2,078,100
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                                        1,275,000              1,350,327
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                           3,000,000              3,086,760
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6%, 2010(c)                                              1,000,000              1,103,380
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013(c)                                               660,000                908,457
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,144,719
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.4%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010(c)                                                              $   3,645,000         $    3,969,514
---------------------------------------------------------------------------------------------------------------------------------
Brookline, MA, 5.375%, 2019                                                                      1,800,000              1,957,716
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009(c)                                                   1,000,000              1,089,590
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                                  2,500,000              2,836,925
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009(c)                                            1,150,000              1,240,862
---------------------------------------------------------------------------------------------------------------------------------
Greater Lawrence, MA, San District, MBIA, 5.625%, 2020                                           1,640,000              1,782,188
---------------------------------------------------------------------------------------------------------------------------------
Lynn, MA, AMBAC, 5.125%, 2018                                                                    3,690,000              3,908,706
---------------------------------------------------------------------------------------------------------------------------------
Middleborough, MA, FGIC, 5.6%, 2014(c)                                                              75,000                 81,845
---------------------------------------------------------------------------------------------------------------------------------
Salisbury, MA, MBIA, 5.25%, 2031                                                                 2,790,000              2,999,752
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "A", 6%, 2010(c)                                      3,000,000              3,303,510
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "B", 5.75%, 2010                                      1,000,000              1,092,370
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "C", 5.75%, 2010(c)                                   1,500,000              1,641,315
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2017                                                                     1,000,000              1,082,200
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2019                                                                     1,000,000              1,078,930
---------------------------------------------------------------------------------------------------------------------------------
Westford, MA, FGIC, 5.25%, 2020                                                                  2,250,000              2,415,803
---------------------------------------------------------------------------------------------------------------------------------
Weymouth, MA, MBIA, 5.375%, 2020                                                                 1,250,000              1,343,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,824,426
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, RITES, 8.011%, 2016(r)(v)                        $   4,835,000         $    6,392,160
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unrefunded Balance "A", 5.75%, 2018                    320,000                348,560
---------------------------------------------------------------------------------------------------------------------------------
Maynard, MA, MBIA, 5.5%, 2021                                                                    1,000,000              1,106,290
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, FSA, 6.25%, 2019                                                                2,600,000              2,885,714
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, "A", FSA, 6%, 2016                                                                2,955,000              3,282,591
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,015,315
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                        $   2,165,000         $    2,206,958
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.15%, 2015(r)(v)                    1,365,000              1,667,457
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.15%, 2016(r)(v)                    1,430,000              1,755,983
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.15%, 2018(r)(v)                    1,565,000              1,952,087
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State School Building Authority, Sales Tax Rev., "A", FSA, 5%, 2026                1,000,000              1,054,590
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                      1,720,000              1,902,905
---------------------------------------------------------------------------------------------------------------------------------
Tantasquama, MA, Regional School District, FSA, 5.375%, 2016                                     2,000,000              2,182,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,722,500
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Massachusetts Biomedical Research, "C",
  6.375%, 2016                                                                               $      50,000         $       55,266
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
  Center), "F", 5.75%, 2033                                                                      2,000,000              2,117,420
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
  Systems), 6.25%, 2031                                                                          1,350,000              1,440,545
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  6.5%, 2012                                                                                       500,000                546,910
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  "B", 6.25%, 2022                                                                                  20,000                 21,389
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health
  East Issue), 5.5%, 2032                                                                        1,575,000              1,657,499
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems,
  Inc.), 6.5%, 2017                                                                                 75,000                 83,833
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems,
  Inc.), 6%, 2031                                                                                1,000,000              1,080,170
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
  5.25%, 2018                                                                                    1,330,000              1,335,985
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
  Hospital), 6.35%, 2032                                                                            50,000                 53,305
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
  Regional Hospital), "C", 5.25%, 2018                                                           1,500,000              1,502,370
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), "C",
  5.5%, 2016                                                                                       800,000                816,992
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
  Center Hospital), "H" , FGIC, 5.375%, 2018                                                     1,000,000              1,085,270
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
  Center Hospital), "H" , FGIC, 5.375%, 2019                                                       815,000                883,533
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
  Center Hospital), "H" , FGIC, 5%, 2025                                                         1,135,000              1,183,884
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Newton Wellesley
  Hospital), "G", MBIA, 6.125%, 2015                                                             1,000,000              1,056,300
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
  Hospital), "C", 6.625%, 2018                                                                     475,000                487,763
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                            100,000                110,027
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), "A", MBIA, 5.375%, 2018                                                              2,000,000              2,070,560
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital),
  "F", 5.625%, 2019                                                                              2,000,000              2,126,980
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Memorial Hospital), 6.5%, 2021                                                   1,000,000              1,072,210
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "D", 5%, 2033                                                                    500,000                496,305
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Mass Biomedical
  Research), "A", 0%, 2010                                                                       5,300,000              4,410,236
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,694,752
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority, Alzheimers Center Project,
  FHA, 5.5%, 2012                                                                            $     190,000         $      191,275
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., First Mortgage, (Loomis Communities
  Project), "A", 6.9%, 2032                                                                        530,000                575,098
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Evanswood), 1st Mortgage, "A", 7
  625%, 2014(d)                                                                                    496,655                      0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      766,373
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for
  Deaf Children), 6.1%, 2019                                                                 $   1,000,000         $    1,017,060
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016                         $   1,900,000         $    2,018,370
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), "A", MBIA,
  5.625%, 2023                                                                                   1,140,000              1,176,959
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,195,329
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
2Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027          $     750,000         $      799,920
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                                  1,000,000              1,098,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,898,840
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.),
  5.625%, 2019                                                                               $   1,675,000         $    1,761,514
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                     2,100,000              2,191,623
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     595,000                635,109
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,588,246
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                                       $     785,000         $      822,499
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), "A",
  AMBAC, 5.375%, 2042                                                                            3,000,000              3,182,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,004,629
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Morville House Apartments), "A" LOC,
  4.95%, 2023                                                                                $   2,500,000         $    2,505,775
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes),
  "I-A", 5%, 2024                                                                                1,185,000              1,188,354
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                       720,000                733,997
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                         1,240,000              1,248,333
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                       1,565,000              1,579,335
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                       1,445,000              1,446,691
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A", AMBAC, 5.7%, 2020               1,475,000              1,512,244
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Rev., "E", 5%, 2028                                        1,000,000              1,002,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,216,819
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009(c)        $     450,000         $      496,971
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009(c)              500,000                552,190
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009(c)              250,000                276,095
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,325,256
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Sales Tax Rev., "A", 5%, 2032                    $   2,020,000         $    2,073,994
---------------------------------------------------------------------------------------------------------------------------------
Route 3 North Transportation Improvement Associates, MBIA, 5.625%, 2010(c)                       1,500,000              1,635,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,709,264
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "102", 5%, 2029            $   1,500,000         $    1,511,250
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "118", 4.75%, 2030             1,500,000              1,480,515
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "79", FSA,
  5.85%, 2021                                                                                      195,000                195,050
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "91", 5.5%, 2031                 660,000                666,052
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "93", 5.05%, 2020                 45,000                 45,582
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,898,449
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), 6.7%, 2014       $     600,000         $      637,302
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.5%, 2013                                                                           25,000                 25,376
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.6%, 2019                                                                        1,925,000              1,946,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,609,238
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Visual & Performing Arts Project,
  6%, 2015                                                                                   $   1,235,000         $    1,431,921
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2016(r)(v)                           $   2,500,000         $    3,121,100
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project, "1", AMBAC, 5.25%, 2023                 1,500,000              1,620,600
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project, "B", AMBAC, 5.5%, 2018                  1,400,000              1,521,884
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,263,584
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC,
  5%, 2015                                                                                   $      90,000         $       92,291
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue E",
  AMBAC, 5.3%, 2016                                                                              1,490,000              1,524,583
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue G", "A",
  MBIA, 6.05%, 2017                                                                                 60,000                 61,648
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,678,522
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                $   2,950,000         $    3,068,148
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,420,000              1,504,107
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,572,255
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment, "A", 5.25%, 2030                      $     615,000         $      646,556
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment, "A", 5.75%, 2010(c)                       3,460,000              3,792,817
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, "A", 5%, 2034                                        3,500,000              3,644,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,084,273
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     675,000         $      683,721
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto RIco, 5.5%, 2039                             400,000                405,684
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                        2,000,000                124,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,213,925
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 20.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", MBIA, 5.625%, 2009(c)            $   1,650,000         $    1,783,403
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5.25%, 2023                    1,000,000              1,070,740
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                1,500,000              1,814,670
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034                    1,000,000              1,058,420
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy),
  6.625%, 2010(c)                                                                                   50,000                 56,425
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "C",
  5.75%, 2033                                                                                    1,000,000              1,062,730
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021              1,000,000              1,061,020
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.75%, 2009(c)               1,000,000              1,083,870
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.85%, 2009(c)               1,000,000              1,087,130
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College),
  6.125%, 2032                                                                                   1,115,000              1,284,112
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (Olin College), "B", XLCA, 5.25%, 2033            3,000,000              3,186,750
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Higher Education (Smith College),
  5.5%, 2010(c)                                                                                  1,210,000              1,324,297
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, (Clark University), "N", XLCA, 5.125%, 2025            1,500,000              1,592,610
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Authority Rev. (University of Massachusetts), "A",
  FGIC, 5.625%, 2010(c)                                                                          2,170,000              2,391,036
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), "K",
  5.25%, 2023                                                                                    4,350,000              4,355,133
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "D",
  AMBAC, 6.05%, 2010(c)                                                                          1,745,000              1,958,954
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "F",
  FGIC, 5%, 2023                                                                                   500,000                529,210
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Worcester Campus), "B" ,                                                         1,780,000              1,905,223
FGIC, 5.125%, 2019
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "A", FGIC, 5.75%, 2010(c)                                                      2,395,000              2,651,936
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "A", FGIC, 5.85%, 2010(c)                                                      1,200,000              1,333,932
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "C", MBIA, 5.25%, 2031                                                         3,000,000              3,202,980
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "D", FGIC, 5%, 2029                                                            1,500,000              1,569,045
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College),
  "H", 5%, 2033                                                                                  1,000,000              1,039,860
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College),
  "B", MBIA, 5.5%, 2021                                                                          3,275,000              3,530,352
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Williams College),
  "H", 5%, 2028                                                                                  1,000,000              1,047,670
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA,
  0%, 2009                                                                                       1,000,000                870,310
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA,
  0%, 2010                                                                                       1,000,000                831,580
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA,
  1%, 2011                                                                                         500,000                397,450
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Rev. Finance Agency, (Boston University), "N", AMBAC, 5%, 2035                     1,000,000              1,035,810
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State College Building Authority Project Rev., "A", XLCA, 5%, 2043                 2,110,000              2,173,743
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,290,401
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A", 5%, 2028             $   1,000,000         $    1,046,250
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School ),
  XLCA, 5%, 2025                                                                                   750,000                790,147
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  6.5%, 2008(c)                                                                                  1,300,000              1,428,882
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School),
  5.55%, 2019                                                                                    1,000,000              1,052,700
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School),
  5.65%, 2029                                                                                    1,000,000              1,042,020
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Middlesex School Education
  Project, 5.125%, 2023                                                                            500,000                533,695
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Belmont Hill School), 5.625%, 2020                 1,150,000              1,214,377
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027                       2,000,000              2,088,900
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Dana Hall School), 5.9%, 2007(c)                   1,340,000              1,414,732
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4%, 2018                         1,000,000              1,048,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,660,203
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016        $     725,000         $      774,612
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Authority General, "A", MBIA, 5%, 2028                             $     800,000         $      849,104
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Trust, (Pool Program Bonds), "10",
  5%, 2029                                                                                       1,000,000              1,050,450
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Trust, MWRA Program, "A", 5%, 2032                 1,510,000              1,568,165
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Resources Authority, "B", MBIA, 5%, 2035                               1,000,000              1,053,920
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust (Pool Program Bonds), "10", 5%, 2034               1,000,000              1,041,700
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Series "5", 5.75%, 2009(c)                          975,000              1,061,795
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Unrefunded Balance, Series "5",
---------------------------------------------------------------------------------------------------------------------------------
5.75%, 2017                                                                                         25,000                 26,989
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FGIC, 6%, 2010(c)                                  1,000,000              1,110,150
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, "J", FSA, 5%, 2023                               500,000                524,800
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 8.564%, 2019(r)(v)                         4,010,000              5,688,265
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, Street & Sewer Commission, General, "A", AMBAC, 5%, 2021                        1,000,000              1,060,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,036,308
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  231,637,219
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.58%, due 3/01/20                                                         $     300,000         $      300,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.58%, due 2/01/42          2,900,000              2,900,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    3,200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments(k)                                                                                               $  234,837,219
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                   3,234,515
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  238,071,734
---------------------------------------------------------------------------------------------------------------------------------

(k) As of December 31, 2005 the fund had one security representing $0 of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(d) Non-income producing security - in default.
(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                     ACQUISITION       ACQUISITION                 CURRENT         TOTAL % OF
SECURITY                                                DATE               COST                  MARKET VALUE      NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   Dudley-Charlton, MA, Regional School District,
   RITES, FGIC, 6.15%, 2015                            5/05/1999        $1,501,582               $ 1,667,457
   Dudley-Charlton, MA, Regional School District,
   RITES, FGIC, 6.15%, 2016                            5/05/1999         1,558,414                 1,952,087
   Dudley-Charlton, MA, Regional School District,
   RITES, FGIC, 6.15%, 2018                            5/05/1999         1,687,884                 1,755,983
   Massachusetts Bay Transportation Authority,
   RITES, 8.011%, 2016                                 4/19/2000         5,484,534                 6,392,160
   Massachusetts Water Resources Authority,
   RITES, FGIC, 8.564%, 2019                           3/16/2000         4,742,707                 5,688,265
   Puerto Rico Public Finance Corp.,
   RITES, AMBAC, 6.435%, 2016                          3/31/1999         2,845,150                 3,121,100
---------------------------------------------------------------------------------------------------------------------------------
   Total Restricted Securities                                                                   $20,577,052            8.6%
                                                                                                 ===========            ===

The following abbreviations are used throughout this report and are defined:

BMA Bond Market Assn.
ETM Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FSA       Financial Security Assurance, Inc.
LOC       Letter of Credit
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES     Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


AGGREGATE COST                                                           $ 219,367,557
                                                                         =============
Gross unrealized appreciation                                            $  16,327,202
Gross unrealized depreciation                                                 (857,540)
                                                                         -------------
      Net unrealized appreciation (depreciation)                         $  15,469,662
                                                                         =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                                 NOTIONAL PRINCIPAL                                                                  UNREALIZED
                                     AMOUNT OF              CASH FLOWS PAID                 CASH FLOWS              APPRECIATION
EXPIRATION        CURRENCY            CONTRACT                BY THE FUND              RECEIVED BY THE FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
12/01/2007           USD             $5,000,000           Fixed - 3 Year BMA           Floating - 7 day BMA          $ 59,080
                                                          Swap Index (2.795%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/06/2016           USD             2,000,000            Fixed - 10 Year BMA          Floating - 7 Day BMA           (19,058)
                                                          Swap Index (3.938%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/16/2016           USD             3,000,000            Fixed - 10 Year BMA          Floating - 7 Day BMA           (36,831)
                                                          Swap Index (3.977%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/13/2018           USD             3,000,000            Fixed - 12 Year BMA          Floating - 7 Day BMA           (25,084)
                                                          Swap Index (3.979%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/15/2018           USD             5,000,000            Fixed - 12 Year BMA          Floating - 7 Day BMA           (59,854)
                                                          Swap Index (4.019%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
04/06/2036           USD             2,000,000           Floating - 7 day BMA           Fixed - 30 Year BMA            16,927
                                                              Swap Index                Swap Index (4.195%)
--------------------------------------------------------------------------------------------------------------------------------
04/15/2036           USD             3,000,000           Floating - 7 day BMA           Fixed - 30 Year BMA            69,651
                                                              Swap Index                Swap Index (4.286%)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,831
                                                                                                                     ========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC, 5%, 2031                 $   1,510,000         $    1,562,880
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.383%, 2016(r)(v)                                  $   3,110,000         $    3,954,241
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2010                                                              1,660,000              1,835,030
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2011                                                              1,285,000              1,444,494
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2018           600,000                666,108
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2019         1,260,000              1,403,413
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020           620,000                691,015
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations Harrison County Mississippi Highway
  Construction, "N", FGIC, 5%, 2026                                                              1,000,000              1,044,780
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                   500,000                527,215
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,566,296
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2017(r)(v)                         $     750,000         $      873,645
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, 5.5%, 2010(c)                                           750,000                813,563
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, "I", 6%, 2009(c)                                      1,000,000              1,089,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,776,608
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                           $   1,000,000         $    1,036,260
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010(c)                                  1,000,000              1,101,080
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                        2,000,000                846,900
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                        1,000,000                396,190
---------------------------------------------------------------------------------------------------------------------------------
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                                     1,500,000              1,629,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,009,655
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 16.8%
---------------------------------------------------------------------------------------------------------------------------------
Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health Center), AMBAC,
  5.75%, 2013                                                                                $   1,000,000         $    1,024,010
---------------------------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center),
  5.5%, 2021                                                                                       400,000                404,024
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                            500,000                514,665
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.125%, 2015                    2,250,000              2,275,785
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.2%, 2018                      1,000,000              1,011,490
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC, 5.6%, 2012                   2,335,000              2,453,875
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Hospital Rev. (South Central Regional Medical Center), 5.5%, 2017              1,000,000              1,022,050
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Adams County Hospital) FSA,
  5.75%, 2016                                                                                    1,000,000              1,020,780
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
  MBIA, 6.5%, 2010                                                                               1,190,000              1,210,111
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
  MBIA, 6%, 2013                                                                                   750,000                762,495
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial
  Healthcare), "B-1", 5%, 2024                                                                   1,000,000              1,021,070
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General
  Hospital) FSA, 5.625%, 2020                                                                    1,000,000              1,083,870
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
Southwest Regional Medical Center, 5.5%, 2019                                                      250,000                263,163
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement,
  Southwest Regional Medical Center, 5.75%, 2023                                                   250,000                263,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,330,763
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                               $     210,000         $      224,156
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) "A", 5.8%, 2021        $     500,000         $      513,960
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
  Co.), 6.8%, 2022                                                                               1,250,000              1,507,438
---------------------------------------------------------------------------------------------------------------------------------
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),"A", 4.4%, 2015        750,000                705,293
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,726,691
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017      $   1,150,000         $    1,181,901
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Community Development Urban Renewal Rev. (Oakview Apartments) FNMA,
  7.4%, 2025                                                                                 $   1,720,000         $    1,728,015
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev, "B-2", GNMA, 6.375%, 2032                    $     560,000         $      585,155
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                             205,000                215,793
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                           795,000                817,228
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                          345,000                358,082
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                           340,000                354,219
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027                           325,000                329,147
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035                             860,000                886,514
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                          640,000                674,848
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                            930,000                940,881
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                            189,000                193,071
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024                                  890,000                893,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,248,534
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 13.6%
---------------------------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                                            $     430,000         $      450,778
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Correctional Facilities), "A",
  AMBAC, 5.125%, 2025                                                                            1,000,000              1,053,800
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Hinds County Public Improvements),
  FSA, 5.25%, 2030                                                                               1,110,000              1,180,385
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital
  Rev.), 5.1%, 2020                                                                              1,000,000              1,048,150
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention
  Center) AMBAC, 6%, 2021                                                                          750,000                831,773
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023              750,000                753,180
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
  Facilities), 5.875%, 2014                                                                        375,000                400,099
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
  Facilities), 6.2%, 2020                                                                          400,000                430,860
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway Construction
  Project), FGIC, 5%, 2024                                                                       1,000,000              1,048,690
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway Construction
  Project), FGIC, 5%, 2025                                                                       1,000,000              1,046,410
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A", AMBAC,
  5%, 2017                                                                                         785,000                819,799
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                                 500,000                608,280
---------------------------------------------------------------------------------------------------------------------------------
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009(c)                                     1,750,000              1,940,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,612,674
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                               $     135,000         $      140,752
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     235,000         $      238,036
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                            350,000                357,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      595,550
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge)
  AMBAC, 5.1%, 2019                                                                          $   1,175,000         $    1,247,803
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), "A",
  FGIC, 5%, 2029                                                                             $   3,100,000         $    3,212,933
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Student Recreation
  Center), AMBAC, 5.125%, 2027                                                                     750,000                783,892
---------------------------------------------------------------------------------------------------------------------------------
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical
  Center), "B", AMBAC, 5.5%, 2023                                                                1,000,000              1,144,680
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev. (Athletic Facilities),
  "A", 6.2%, 2006(c)                                                                             1,000,000              1,031,390
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016                  1,000,000              1,080,450
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021                      250,000                260,215
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2021                  890,000                953,297
---------------------------------------------------------------------------------------------------------------------------------
University of Mississippi, Educational Building Corp. (Performing Arts Center)
  AMBAC, 5.25%, 2018                                                                             1,000,000              1,045,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,512,797
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.173%, 2013(r)(v)                                  $   1,000,000         $    1,139,840
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2016           1,010,000              1,070,731
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                       875,000                912,931
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,123,502
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009(c)                                $     420,000         $      447,224
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste
  Management) FSA, 5.25%, 2021                                                                   1,270,000              1,382,014
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste
  Management) FSA, 5.05%, 2027                                                                   1,610,000              1,703,090
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project)
  FSA, 5.625%, 2012(c)                                                                             500,000                566,060
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project),
  "A", FGIC, 5.25%, 2012(c)                                                                      2,000,000              2,189,440
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
  Project) FSA, 5%, 2029                                                                         2,000,000              2,075,280
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
  Project), FGIC, 5%, 2032                                                                         250,000                258,268
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada MS, Water & Sewer Systems
  Project, "N", FSA, 5%, 2030                                                                    1,000,000              1,043,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,664,906
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $   83,253,483
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.75%, due 1/03/06                       $     100,000         $      100,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
  Program, "D", 3.72%, due 1/03/06                                                                 500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $      600,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $   83,853,483
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.6%                                                                                   1,382,051
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   85,235,534
---------------------------------------------------------------------------------------------------------------------------------

(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                         CURRENT          TOTAL %
                                                                   ACQUISITION      ACQUISITION           MARKET          OF NET
SECURITY                                                               DATE              COST              VALUE          ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.383%, 2016               8/05/2002        $4,023,905        $3,954,241
Guam Power Authority Rev., RITES, AMBAC, 6.173%, 2013               5/20/1999         1,072,720         1,139,840
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2017      1/06/2000           703,620           873,645
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013        9/30/1999           509,110           608,280
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $6,756,006            7.7%
---------------------------------------------------------------------------------------------------------------------------------


The following abbreviations are used in the Portfolio of Investments and are defined:
BMA       Bond Market Assn.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
CIFG               CDC IXIS Financial Guaranty
FGIC               Financial Guaranty Insurance Co.
FSA                Financial Security Assurance, Inc.
GNMA               Government National Mortgage Assn.
MBIA               MBIA Insurance Corp.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MISSISSIPPI MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:



Aggregate Cost                                                        $ 79,820,242
                                                                      ============
Gross unrealized appreciation                                         $  4,128,578
Gross unrealized depreciation                                              (95,337)
                                                                      ------------
      Net unrealized appreciation (depreciation)                      $  4,033,241
                                                                      ============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                  UNREALIZED
                                     AMOUNT OF               CASH FLOWS PAID                CASH FLOWS             APPRECIATION
EXPIRATION       CURRENCY            CONTRACT                  BY THE FUND             RECEIVED BY THE FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

12/01/2007          USD              2,000,000             Fixed - 3 Year BMA          Floating - 7 day BMA           $ 23,632
                                                          Swap Index, (2.795%)              Swap Index
--------------------------------------------------------------------------------------------------------------------------------
6/15/2018           USD              2,000,000             Fixed - 12 Year BMA         Floating - 7 Day BMA            (23,941)
                                                          Swap Index, (4.019%)              Swap Index
--------------------------------------------------------------------------------------------------------------------------------
4/06/2036           USD              1,000,000            Floating - 7 day BMA         Fixed - 30 Year BMA               8,463
                                                               Swap Index              Swap Index, (4.195%)
--------------------------------------------------------------------------------------------------------------------------------
4/15/2036           USD              1,000,000            Floating - 7 day BMA         Fixed - 30 Year BMA              23,217
                                                               Swap Index              Swap Index, (4.286%)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 31,371
                                                                                                                      ========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) NEW YORK MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency, Special Facilities Rev
  (Terminal One Group), 5.5%, 2024                                                           $   1,000,000         $    1,059,910
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                                          1,500,000              1,561,590
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (132nd Series), 5%, 2033                                                 2,000,000              2,074,320
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015           1,000,000              1,136,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,832,690
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.313%, 2017(r)(v)                                  $   1,350,000         $    1,704,159
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009(c)                         1,000,000              1,106,250
---------------------------------------------------------------------------------------------------------------------------------
New York NY, "N", 5%, 2026                                                                       1,500,000              1,558,950
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "D", 5%, 2028                                                                      2,000,000              2,067,620
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 6%, 2010(c)                                                                     890,000                991,077
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.375%, 2017                                                                  1,250,000              1,341,862
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C-1", 5.25%, 2025                                                                 1,000,000              1,066,240
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2028                                                                      2,000,000              2,068,180
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2006(c)                                                             315,000                320,478
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2026                                                              1,785,000              1,815,791
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Unrefunded, "A", 6%, 2019                                                            110,000                120,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,160,990
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                                     $     140,000         $      147,547
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028            $   1,720,000         $    1,864,566
---------------------------------------------------------------------------------------------------------------------------------
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                             2,415,000              2,595,256
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2012(c)                                 500,000                610,005
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2013(c)                                 500,000                621,990
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2014(c)                                 500,000                632,695
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2015(c)                                 500,000                643,085
---------------------------------------------------------------------------------------------------------------------------------
Rome, NY, City School District, FSA, 5.5%, 2009(c)                                               1,000,000              1,079,990
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                            550,000                601,480
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                            550,000                618,893
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,267,960
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.35%, 2017                                                         $     155,000         $      158,475
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.4%, 2029                                                                490,000                491,024
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (Arnot Ogden
  Medical Center), "A", 5%, 2029                                                                   750,000                760,612
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (Arnot Ogden
  Medical Center), "B", 5%, 2029                                                                 1,000,000              1,014,150
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan
  Littauer Hospital), "A", 5.75%, 2009                                                             615,000                617,429
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                               1,000,000              1,010,580
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
  Health Systems), "D", 5.625%, 2010                                                               500,000                534,380
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "B", 6.375%, 2031                                                          500,000                511,940
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                                  760,000                794,899
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019                  830,000                883,958
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2033               250,000                265,113
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. Vincent's Hospital), FHA, 7.375%, 2011                      740,000                742,449
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043                     1,500,000              1,585,095
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), 5.5%, 2026                                                                              250,000                252,657
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), C", 5.5%, 2026                                                                          500,000                505,315
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
  Hospital), "C", 5.875%, 2032                                                                   1,000,000              1,052,920
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "A", 7.125%, 2031                                                           500,000                516,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,697,941
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin
  Jewish Phase II), 6.7%, 2039                                                               $     385,000         $      400,897
---------------------------------------------------------------------------------------------------------------------------------
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
  Continuing Care Retirement (Kendal On Hudson), "A", 6.5%, 2034                                   300,000                314,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      715,585
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
Facility), "B-1", 6.5%, 2017                                                                 $     205,000         $      214,815
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC,
  5%, 2023                                                                                         695,000                730,862
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                             500,000                523,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,469,602
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, American Airlines, Inc., JFK
  International Airport, 7.625%, 2025                                                        $     350,000         $      358,932
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency Rev., Liberty
  IAC/Interactivecorp, 5%, 2035                                                              $     500,000         $      499,855
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev
  (Bristol-Meyers Squibb Co.), 5.75%, 2024                                                       1,000,000              1,137,780
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     430,000                458,986
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,096,621
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International
  Paper Corp.), 5.55%, 2014                                                                  $     750,000         $      792,562
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International
  Paper Corp.), 6.15%, 2021                                                                      1,000,000              1,034,700
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International
  Paper Corp.), 6.45%, 2023                                                                        700,000                753,214
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,580,476
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish
  Appeal), "A", 5%, 2027                                                                     $   1,000,000         $    1,050,790
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Housing Development Corp., "E", 4.65%, 2025                          $   1,000,000         $    1,005,430
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034              2,000,000              2,056,760
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., "C", 5.6%, 2019           400,000                423,844
---------------------------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency Rev. Multi Family Housing, "A", 5.1%, 2041                   840,000                852,323
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,338,357
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021               $     475,000         $      517,555
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                                    $   2,000,000         $    2,025,020
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.8%, 2020                                                        1,555,000              1,609,052
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.1%, 2024                                                        2,000,000              2,038,920
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., "B", 5.85%, 2018                                                    880,000                919,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,592,777
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev., (American
  Ref-fuel), "C", 5.625%, 2024                                                               $     850,000         $      889,415
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                           $     800,000         $      922,648
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Pace University), MBIA, 6%, 2010(c)                                1,700,000              1,899,444
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (School Program), 6.25%, 2020                                       1,690,000              1,884,773
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.375%, 2010(c)                                 1,500,000              1,635,840
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.875%, 2017                                    1,130,000              1,305,082
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Upstate Community Colleges), "A", FSA, 6%, 2010(c)                 1,010,000              1,128,493
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special Program Rev., "A", AMBAC, 5.25%, 2015                 715,000                765,543
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,541,823
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 11.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                            $   2,450,000         $    2,765,903
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020                     2,500,000              2,702,500
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "A", MBIA, 5.75%, 2010(c)                 5,000                  5,459
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", MBIA, 5.25%, 2011(c)               385,000                419,654
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2010(c)                 35,000                 37,787
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "B", MBIA,
  5.25%, 2031                                                                                      830,000                871,434
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "D", FSA,
  5.25%, 2030                                                                                       70,000                 73,739
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "B",
  MBIA, 5.25%, 2011(c)                                                                             785,000                853,570
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "D",
  FSA, 5.25%, 2010(c)                                                                              895,000                966,269
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022                    1,000,000              1,062,920
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (Correctional Facilities) AMBAC, 0%, 2009                       5,000,000              4,500,850
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                           2,750,000              3,116,410
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                                        2,000,000              2,175,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,551,535
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., "A", 5.75%, 2009(c)                  $   2,730,000         $    2,980,095
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., "A", 5%, 2026                            1,000,000              1,044,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,024,895
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047                                $   8,000,000         $      654,000
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                            400,000                408,588
---------------------------------------------------------------------------------------------------------------------------------
New York County Tobacco Trust II, 5.625%, 2035                                                     800,000                819,032
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060             5,000,000                 84,950
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                                  500,000                470,805
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,437,375
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 9.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008(c)                                $     200,000         $      209,598
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2015                                       1,300,000              1,356,498
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC, 6.139%, 2015(r)(v)                  3,500,000              4,151,840
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, "A", MBIA, 5%, 2012(c)                            1,690,000              1,824,947
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032                                     1,000,000              1,032,160
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012(c)                                  1,000,000              1,100,900
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM, 6.639%, 2017(r)(c)(v)                 5,000,000              6,322,600
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded "A" , MBIA, 5%, 2032                     310,000                321,185
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,319,728
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, AMBAC, ETM, 5.75%, 2013(c)                   $     825,000         $      904,274
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015(c)             750,000                849,495
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008(c)                             1,095,000              1,153,758
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010(c)                            2,000,000              2,198,720
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                                   2,500,000              2,611,125
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, Commuter Facilities Rev., FGIC, 5.25%, 2011(c)        1,000,000              1,088,260
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "A", FSA, 5.8%, 2010(c)                20,000                 22,061
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B-1", FGIC, 5.4%, 2010(c)          2,000,000              2,174,720
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2036                               1,700,000              1,705,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,707,904
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2021              $   1,000,000         $    1,073,680
---------------------------------------------------------------------------------------------------------------------------------
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community
  College), "A", 6.4%, 2019                                                                        500,000                568,980
---------------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY, Industrial Development Agency, Civic Facilities Rev. (Hofstra
  University), MBIA, 5.8%, 2015                                                                  1,500,000              1,547,925
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
  7.5%, 2006(c)                                                                                  2,000,000              2,052,620
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                           40,000                 40,083
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017                     300,000                318,132
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034                      1,000,000              1,061,810
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College),
  5.625%, 2021                                                                                     750,000                810,405
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union College),
  "A", AMBAC, 5%, 2032                                                                           2,000,000              2,078,440
---------------------------------------------------------------------------------------------------------------------------------
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College),
  "A", 5.3%, 2008                                                                                  110,000                111,681
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,663,756
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A", FGIC, 5%, 2029                 $   1,000,000         $    1,047,890
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.),
  8.85%, 2015                                                                                $   2,500,000         $    2,535,450
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, "B-1", AMBAC, 6.173%, 2014(r)(v)                           $     500,000         $      568,470
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2021                              400,000                434,536
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5.25%, 2040                                                       3,000,000              3,168,090
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., "A", 5%, 2021                                                     1,000,000              1,058,210
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                            200,000                204,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,434,006
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.9%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2033                $   1,850,000         $    1,990,748
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "A", 5%, 2027                 1,500,000              1,563,330
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "A", ETM,
  6%, 2010(c)                                                                                      620,000                686,768
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "B", AMBAC,
  5%, 2028                                                                                       1,500,000              1,573,845
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, ETM,
  6.75%, 2014(c)                                                                                 1,000,000              1,172,750
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2033             2,000,000              2,101,200
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024                   1,005,000              1,054,275
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025                   1,500,000              1,577,955
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029                   2,000,000              2,102,540
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010                       175,000                192,206
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010                      220,000                220,405
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010                        70,000                 70,139
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010(c)               945,000              1,037,090
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010(c)             1,115,000              1,223,657
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031                         1,005,000              1,076,104
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water
  Co.), "B", AMBAC, 6.15%, 2024                                                                  1,500,000              1,518,630
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                         895,000                972,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,133,872
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  165,115,472
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 3.65%, due 1/03/06        $   2,300,000         $    2,300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  167,415,472
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                   1,961,574
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  169,377,046
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                        CURRENT        TOTAL %
                                                                  ACQUISITION     ACQUISITION           MARKET         OF NET
SECURITY                                                              DATE            COST               VALUE         ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.313%, 2017              10/22/2001      $ 1,634,526       $ 1,704,159
Guam Power Authority Rev., RITES, "B-1", AMBAC, 6.173%, 2014        5/20/1999          531,950           568,470
Niagara Falls, NY, Bridge Commission Toll Rev., RITES,
FGIC, 6.139%, 2015                                                  5/21/1999        3,755,920         4,151,840
Triborough Bridge & Tunnel Authority Rev., NY, RITES,
ETM, 6.639%, 2017                                                   4/18/2000        5,018,300         6,322,600
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $12,747,069           7.5%
--------------------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in the Portfolio of Investments and are defined:
ETM                 Escrowed to Maturity
BMA                 Bond Market Assn.

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC               AMBAC Indemnity Corp.
FGIC                Financial Guaranty Insurance Co.
FHA                 Federal Housing Administration
FSA                 Financial Security Assurance, Inc.
MBIA                MBIA Insurance Corp.
XLCA                XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RITES Residual      Interest Tax-Exempt Security
ROLS Residual       Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW YORK MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $ 155,507,669
                                                                     =============
Gross unrealized appreciation                                        $  12,010,659
Gross unrealized depreciation                                             (102,799)
                                                                     -------------
      Net unrealized appreciation (depreciation)                     $  11,907,860
                                                                     =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                               NOTIONAL PRINCIPAL                                                                  UNREALIZED
                                    AMOUNT OF              CASH FLOWS PAID                  CASH FLOWS            APPRECIATION
EXPIRATION        CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
12/01/2007           USD           $3,000,000             Fixed - 3 Year BMA           Floating - 7 day BMA         $ 35,448
                                                         Swap Index, (2.795%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
6/06/2016            USD            2,000,000            Fixed - 10 Year BMA           Floating - 7 Day BMA          (19,058)
                                                         Swap Index, (3.938%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
6/16/2016            USD            1,500,000            Fixed - 10 Year BMA           Floating - 7 Day BMA          (18,416)
                                                         Swap Index, (3.977%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
8/30/2016            USD            1,500,000            Fixed - 10 Year BMA           Floating - 7 Day BMA          (10,492)
                                                         Swap Index, (3.926%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
6/13/2018            USD            2,000,000            Fixed - 12 Year BMA           Floating - 7 Day BMA          (16,723)
                                                         Swap Index, (3.979%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
4/15/2036            USD            2,000,000            Floating - 7 day BMA          Fixed - 30 Year BMA            46,434
                                                              Swap Index               Swap Index, (4.286%)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $17,193
                                                                                                                     =======

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                             $   2,000,000         $    2,090,000
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                                                 4,485,000              4,657,807
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                                             1,000,000              1,073,930
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                                             3,775,000              4,047,706
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030                                 3,000,000              3,145,620
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                               2,700,000              2,892,807
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,907,870
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010(c)                                                                 $   3,100,000         $    3,414,929
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010(c)                                    $   4,200,000         $    4,702,026
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                         $   2,800,000         $    2,983,820
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, 5.8%, 2010(c)                                                             4,400,000              4,875,024
---------------------------------------------------------------------------------------------------------------------------------
Johnston County, NC, FGIC, 5.6%, 2010(c)                                                         2,000,000              2,204,680
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5%, 2021                                             1,435,000              1,513,667
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, School Improvement, 5%, 2019                                             1,255,000              1,339,487
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,916,678
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 24.1%
---------------------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017               $   1,200,000         $    1,251,564
---------------------------------------------------------------------------------------------------------------------------------
C harlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
 5.75%, 2021                                                                                     1,500,000              1,530,990
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
  5.125%, 2022                                                                                   1,000,000              1,032,260
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
  5%, 2031                                                                                       3,500,000              3,585,890
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, 0%, 2009            1,800,000              1,563,678
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA,
  5%, 2019                                                                                       6,225,000              6,452,960
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Cleveland County Healthcare), "A", AMBAC,
  5%, 2035                                                                                       1,305,000              1,350,610
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029                   2,000,000              2,102,160
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018                      1,975,000              2,050,662
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), Obligations Group A, 5%, 2020              500,000                522,675
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed),
  AMBAC, 5%, 2021                                                                                3,500,000              3,692,045
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care
  System), FSA, 5.125%, 2032                                                                     1,500,000              1,575,600
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Duke University), "C",
  5.25%, 2021                                                                                    5,975,000              6,023,159
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
  5.5%, 2015                                                                                     5,790,000              5,916,859
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
  5.5%, 2019                                                                                     6,500,000              6,642,090
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Maria Parham Medical Center),
  6.5%, 2026                                                                                     1,000,000              1,072,770
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), 5.5%, 2021                                                                           2,825,000              3,025,151
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), MBIA, 5.1%, 2018                                                                     1,500,000              1,559,730
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Pitt County Memorial
  Hospital), "B", 5%, 2018                                                                       3,000,000              3,091,470
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare), AMBAC,
  5%, 2017                                                                                       5,000,000              5,182,200
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional
---------------------------------------------------------------------------------------------------------------------------------
Medical Center), 5.375%, 2032                                                                    3,330,000              3,458,505
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2013                                                                                1,000,000                721,330
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2015                                                                                1,140,000                744,158
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev., ASST GTY,
  5.5%, 2019                                                                                     1,250,000              1,322,088
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev., ASST GTY,
  5.1%, 2021                                                                                     1,000,000              1,045,710
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021(c)                       10,135,000             10,803,606
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Hospital Rev. (Chapel Hill Hospital), 5.25%, 2006(c)               4,800,000              4,906,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   82,226,000
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres
---------------------------------------------------------------------------------------------------------------------------------
Community), 6.375%, 2032                                                                     $   1,000,000         $    1,047,990
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield),
  "A", 5%, 2023                                                                                  1,000,000              1,032,340
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates),
  6.5%, 2032                                                                                       800,000                846,112
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A", 6.125%, 2035             750,000                761,685
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,688,127
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center &
  Mental Health), AMBAC, 5.625%, 2019                                                        $   2,125,000         $    2,274,154
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                               $     860,000         $      917,973
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
  Rev. (International Paper Co.), "A", 5.8%, 2016                                            $   2,000,000         $    2,084,000
---------------------------------------------------------------------------------------------------------------------------------
Haywood County, NC, Industrial Facilities & Pollution Control Financing Authority
  Rev. (Champion International Corp.), "A", 5.75%, 2025                                          5,400,000              5,465,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,549,610
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035           $   2,000,000         $    1,968,160
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                               1,000,000              1,037,350
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                                     3,920,000              4,003,222
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. "A", 5.8%, 2034              1,000,000              1,039,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,048,612
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "14-A" , AMBAC, 4.35%, 2028                      $   3,610,000         $    3,623,140
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                               485,000                489,011
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                                   2,490,000              2,529,168
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026                                   2,000,000              2,022,240
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                                   3,445,000              3,533,743
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                                     755,000                782,965
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                                     1,480,000              1,497,671
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                                      245,000                250,667
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                               1,575,000              1,623,825
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                                    2,820,000              2,866,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,219,186
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020                         $   1,000,000         $    1,092,980
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                                    5,500,000              5,814,050
---------------------------------------------------------------------------------------------------------------------------------
Carteret County, NC, AMBAC, 5.625%, 2020                                                         1,010,000              1,093,921
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2006            1,075,000              1,043,513
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008            3,000,000              2,704,560
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Public Safety Facilities), "D",
  5.5%, 2010(c)                                                                                  3,000,000              3,278,940
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                              1,020,000              1,131,353
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016                               1,225,000              1,333,278
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "A", FSA, 5.5%, 2020                                                                           1,250,000              1,342,538
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "B", FSA, 5.75%, 2018                                                                          1,390,000              1,521,258
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "B", FSA, 5.75%, 2019                                                                          1,390,000              1,520,104
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009(c)                           3,000,000              3,242,220
---------------------------------------------------------------------------------------------------------------------------------
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                                 350,000                373,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,492,379
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                                    $   1,250,000         $    1,333,125
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Forsyth County Public Facilities
  Equipment), 5.25%, 2013(c)                                                                     1,230,000              1,359,986
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment
  Project), 5.25%, 2013(c)                                                                         775,000                856,902
---------------------------------------------------------------------------------------------------------------------------------
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010(c)                    1,000,000              1,092,980
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Certificates of Participation (New Hanover County Projects),
  AMBAC, 5.25%, 2011(c)                                                                          1,635,000              1,795,132
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006                                   7,000,000              7,207,830
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2016(r)(v)                               1,500,000              1,872,660
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, NC, Certificates of Participation (Rutherford County School),
  AMBAC, 5%, 2023                                                                                  840,000                885,956
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "C", 5%, 2018                                  2,575,000              2,714,333
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,118,904
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                $   1,650,000         $    1,716,083
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                               1,000,000              1,058,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,774,223
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $   1,820,000         $    1,843,514
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                        2,000,000                124,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,968,034
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., RITES, FSA,
  7.685%, 2018(r)(v)                                                                         $   5,425,000         $    7,471,093
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, "A", FGIC, 5.125%, 2022                                    $   1,260,000         $    1,349,132
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev. "C", MBIA, 5%, 2030                                       1,000,000              1,050,250
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., FSA, 5.6%, 2010(c)                                       2,285,000              2,511,878
---------------------------------------------------------------------------------------------------------------------------------
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                                      1,375,000              1,484,189
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
  5%, 2041                                                                                       2,000,000              2,074,820
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
  5.125%, 2041                                                                                   5,000,000              5,202,300
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
  5.25%, 2042                                                                                    2,000,000              2,107,600
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
---------------------------------------------------------------------------------------------------------------------------------
  5.125%, 2018                                                                                     510,000                542,298
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
  5.125%, 2021                                                                                     300,000                318,063
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University),
  "A", XLCA, 5.25%, 2021                                                                           775,000                837,341
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University),
  "A", XLCA, 5.25%, 2022                                                                         1,870,000              2,014,327
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University),
  "A", XLCA, 5%, 2033                                                                            2,000,000              2,066,060
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020                 2,180,000              2,287,016
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                                2,835,000              2,994,809
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                            2,000,000              2,087,660
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, University Rev., 5%, 2028                                          2,000,000              2,099,740
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                              1,375,000              1,456,386
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,483,869
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power &
  Light Co.), 5.375%, 2017                                                                   $   2,500,000         $    2,658,750
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 14.3%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", 7.5%, 2009(c)                            $   2,595,000         $    2,989,777
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017(c)                             3,120,000              3,407,726
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                             3,005,000              3,448,869
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007                            5,000,000              5,193,550
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                                   1,245,000              1,468,565
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, RITES, AMBAC, 7.65%, 2018(r)(v)                   6,500,000              8,834,410
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       1,000,000              1,101,520
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                     5,000,000              5,181,500
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011                     5,000,000              5,557,950
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, MBIA, 6.856%, 2019(r)(v)                            5,000,000              5,768,200
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, MBIA, 6.856%, 2020(r)(v)                            3,000,000              3,445,740
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2007(c)                                   2,000,000              2,080,640
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                                            385,000                407,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,886,147
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010(c)                                  $   1,490,000         $    1,643,649
---------------------------------------------------------------------------------------------------------------------------------
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                                             1,000,000              1,046,210
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 6%, 2010(c)                                                 3,180,000              3,540,167
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                                    3,675,000              3,836,259
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009(c)                                        2,000,000              2,171,060
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010(c)                                        3,075,000              3,392,094
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                            1,650,000              1,794,243
---------------------------------------------------------------------------------------------------------------------------------
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                                       1,675,000              1,770,391
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                                       1,490,000              1,588,727
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                                       1,750,000              1,866,830
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                                  1,005,000              1,071,812
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                               1,170,000              1,268,736
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                                    700,000                732,725
---------------------------------------------------------------------------------------------------------------------------------
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                        1,000,000              1,068,490
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                                          1,600,000              1,676,989
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,468,382
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  332,186,946
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.58%, due 1/05/06                                                         $   1,300,000         $    1,300,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.58%, due 1/05/06                                                             1,100,000              1,100,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 3.7%, due 1/03/06                                                                       100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.58%, due 1/05/06            900,000                900,000
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA, Hospital & Higher Educational Facilities (Children's Hospital), "C",
  3.7%, due 1/03/06                                                                                300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.55%, due 1/05/06                            300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    4,000,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  336,186,946
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   5,196,657
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  341,383,603
---------------------------------------------------------------------------------------------------------------------------------

(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                ACQUISITION      ACQUISITION             CURRENT      TOTAL % OF
SECURITY                                                           DATE             COST               MARKET VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway &
Transportation Authority Rev., RITES, FSA, 7.685%, 2018         2/26/1999       $7,037,419              $ 7,471,093
North Carolina Eastern Municipal Power Agency, RITES,
AMBAC, 7.65%, 2018                                              5/26/2000         6,552,130               8,834,410
North Carolina Municipal Power Agency, ROLS, MBIA,
6.586%, 2019                                                    3/03/2003         5,726,600               5,768,200
North Carolina Municipal Power Agency, ROLS, MBIA,
6.856%, 2020                                                    3/03/2003         3,376,680               3,445,740
Puerto Rico Public Finance Corp., RITES, AMBAC,
6.435%, 2016 Total Restricted Securities                        9/30/1999         1,471,890               1,872,660
                                                                                                        ------------------------
                                                                                                        $27,392,103         8.0%
                                                                                                        ===========


The following abbreviations are used in the Portfolio of Investments and are defined:
BMA Bond Market Assn.
ETM Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC AMBAC Indemnity Corp.
ASST GTY Asset Guaranty Insurance Co.
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FNMA Federal National Mortgage Assn.
FSA Financial Security Assurance, Inc.
GNMA Government National Mortgage Assn.
MBIA MBIA Insurance Corp.
XLCA XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
ROLS Residual Options Longs
RITES Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NORTH CAROLINA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                        $ 314,315,240
                                                                      =============
Gross unrealized appreciation                                         $  21,941,669
Gross unrealized depreciation                                               (69,963)
                                                                      -------------
      Net unrealized appreciation (depreciation)                      $  21,871,706
                                                                      =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                                 NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                     AMOUNT OF             CASH FLOWS PAID                CASH FLOWS               APPRECIATION
EXPIRATION        CURRENCY            CONTRACT               BY THE FUND              RECEIVED BY THE FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
12/01/2007          USD              $7,000,000          Fixed - 3 Year BMA          Floating - 7 day BMA
                                                         Swap Index (2.795%)              Swap Index                 $  82,711
--------------------------------------------------------------------------------------------------------------------------------
06/16/2016          USD              2,500,000           Fixed - 10 Year BMA         Floating - 7 Day BMA
                                                         Swap Index (3.977%)              Swap Index                   (30,693)
--------------------------------------------------------------------------------------------------------------------------------
04/06/2036          USD              3,000,000          Floating - 7 day BMA          Fixed - 30 Year BMA
                                                             Swap Index              Swap Index, (4.195%)               25,390
--------------------------------------------------------------------------------------------------------------------------------
04/15/2036          USD              3,000,000          Floating - 7 day BMA          Fixed - 30 Year BMA
                                                              Swap Index              Swap Index, (4.286%)              69,651
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 147,059
                                                                                                                     =========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS PENNSYLVANIA MUNICIPAL BOND FUND

[Graphic omitted]

                                                            [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                          SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
 Allegheny County PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017         $     500,000      $    537,720
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014               1,000,000         1,089,400
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, 5.375%, 2018                                                         200,000           206,518
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                                  500,000           529,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,363,003
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018                                 $     285,000      $    306,047
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019                                       290,000           312,806
---------------------------------------------------------------------------------------------------------------------------------
Beaver County, PA, MBIA, 5.75%, 2006(c)                                                                 250,000           254,568
---------------------------------------------------------------------------------------------------------------------------------
Bedford County PA, "N", AMBAC, 5%, 2028                                                               1,000,000         1,051,550
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.383%, 2015(r)(v)                                           1,000,000         1,261,920
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.313%, 2017(r)(v)                                           1,000,000         1,262,340
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2025                                                      500,000           525,190
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2026                                                      500,000           524,425
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, MBIA, 5.25%, 2025                                                                   500,000           531,905
---------------------------------------------------------------------------------------------------------------------------------
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                                       500,000           539,785
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2010(c)                        85,000            92,528
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2019                          415,000           447,353
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6%, 2010(c)                                                                    1,000,000         1,106,220
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6.25%, 2010                                                                      300,000           334,656
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,551,293
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009(c)                                                              $     500,000      $    539,155
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 22.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                                        $   1,000,000      $  1,047,890
---------------------------------------------------------------------------------------------------------------------------------
Ambridge, PA, Area School District, MBIA, 5%, 2034                                                      750,000           782,565
---------------------------------------------------------------------------------------------------------------------------------
Butler, PA, School District, FGIC, 5.375%, 2018                                                         500,000           525,055
---------------------------------------------------------------------------------------------------------------------------------
Chambersburg, PA, School District, FSA, 5%, 2011(c)                                                     500,000           536,365
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, School Authority (School Intermediate Unit Project),
  "N", AMBAC, 5%, 2025                                                                                  750,000           790,148
---------------------------------------------------------------------------------------------------------------------------------
Downingtown, PA, School District, AMBAC, 5.65%, 2008(c)                                                 500,000           529,225
---------------------------------------------------------------------------------------------------------------------------------
Exeter Township, PA, School District, FGIC, 5%, 2025                                                  1,000,000         1,048,260
---------------------------------------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                                    750,000           823,673
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Alleghany School District, FGIC, 5.2%, 2023                                              1,000,000         1,071,180
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                                                1,890,000         1,965,146
---------------------------------------------------------------------------------------------------------------------------------
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                                 590,000           615,323
---------------------------------------------------------------------------------------------------------------------------------
North Pocono, PA, School District, FGIC, 5%, 2023                                                       500,000           524,585
---------------------------------------------------------------------------------------------------------------------------------
North Schuylkill, PA, School District, FGIC, 5%, 2028                                                   650,000           673,589
---------------------------------------------------------------------------------------------------------------------------------
Palmyra, PA, School District, FGIC, 5.375%, 2016                                                        820,000           892,414
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2020                                                          500,000           527,810
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2021                                                          500,000           526,860
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building (Garnet Valley School Disctrict),
  AMBAC, 5.5%, 2011(c)                                                                                1,005,000         1,098,133
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                                          1,000,000         1,064,710
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                                    500,000           521,875
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2023                                                  1,000,000         1,046,250
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2024                                                  1,000,000         1,046,880
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2025                                                  1,260,000         1,316,675
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, AMBAC, 5.375%, 2007(c)                                               500,000           512,775
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, FSA, 5.75%, 2011(c)                                                  500,000           552,100
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010(c)                                                    500,000           549,145
---------------------------------------------------------------------------------------------------------------------------------
South Park, PA, School District, FGIC, 5%, 2019                                                         750,000           785,198
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                                         360,000           339,152
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Colonial Intermediate
  Unit 20), FGIC, 5%, 2030                                                                              500,000           524,355
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Lease Philadelphia
---------------------------------------------------------------------------------------------------------------------------------
School District), FSA, 5.25%, 2024                                                                    1,000,000         1,070,140
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Tuscarora School
  District), FSA, 5%, 2013(c)                                                                         1,000,000         1,085,150
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Wattsburg School
  District), MBIA, 0%, 2027                                                                           2,150,000           782,192
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,174,818
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  System), MBIA, 5.8%, 2016                                                                       $     500,000      $    513,545
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  Systems), "B", 6.75%, 2025                                                                            555,000           587,207
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems),
  MBIA, 5%, 2018                                                                                        500,000           519,840
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                                  150,000           177,518
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), "B", 9.25%, 2022                                                                              50,000            59,392
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                                  470,000           493,477
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017                  675,000           727,826
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                                               500,000           527,190
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018                200,000           204,686
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035                350,000           376,173
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), "A", 5.625%, 2034                   350,000           370,801
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032                      600,000           620,844
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016                   250,000           298,700
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (St. Lukes Bethlehem Hospital), 5.375%, 2033               600,000           617,508
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                             500,000           535,315
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation
  Group), CONNIE LEE, 5.375%, 2010                                                                      750,000           766,590
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                            750,000           795,855
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                  400,000           419,120
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018                    100,000           111,215
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031                       650,000           711,198
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), 6.6%, 2010                       140,000           149,876
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Temple Universty), 6.625%, 2023                 250,000           252,443
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), 5.875%, 2031                         500,000           534,565
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC, 5.25%, 2015                 585,000           640,411
---------------------------------------------------------------------------------------------------------------------------------
Southcentral, PA, General Authority Rev., 5.625%, 2011(c)                                               490,000           543,528
---------------------------------------------------------------------------------------------------------------------------------
Southcentral, PA, General Authority Rev Wellspan Health, ETM, 5.625%, 2026(c)                           110,000           120,747
---------------------------------------------------------------------------------------------------------------------------------
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East),
  "B", 5.375%, 2034                                                                                     750,000           787,410
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                                  350,000           374,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,837,800
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice Inc.), 6.125%, 2025         $     250,000      $    258,060
---------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), 7.5%, 2012              150,000           152,751
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services), 7.25%, 2035              150,000           160,944
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement
  Project), 5.875%, 2031                                                                                500,000           524,190
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.25%, 2035                                                                         250,000           262,798
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,358,743
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024            $     150,000      $    150,905
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                     $     530,000      $    531,617
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018               500,000           514,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,046,502
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                   $     300,000      $    321,294
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                       150,000           160,028
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev
  (Proctor & Gamble), 5.375%, 2031                                                                    1,000,000         1,098,920
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                               270,000           288,201
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,868,443
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
  Paper Co.), "A", 5.3%, 2012                                                                     $     650,000      $    673,316
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(r)                                   $     165,000      $    164,985
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                                $   1,000,000      $  1,077,510
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025                                      500,000           521,000
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020                                          500,000           552,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,150,835
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
  AMBAC, 5.25%, 2017                                                                              $     500,000      $    529,565
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev.,
  "RR", 4.75%, 2025                                                                               $     375,000      $    369,765
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5%, 2010                                   225,000           225,045
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    594,810
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2014                        $     500,000      $    511,155
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020                          1,405,000         1,428,197
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021                           750,000           758,078
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033                           575,000           586,402
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                              840,000           860,756
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "A", 4.875%, 2026                     500,000           503,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,647,658
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                   $     300,000      $    312,810
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.635%, 2018(v)                    $     500,000      $    606,340
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                                  245,000           251,899
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development, AMBAC, 7%, 2007                    300,000           310,800
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                                 1,000,000         1,051,940
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                                    750,000           784,110
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                                   500,000           520,550
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                                      500,000           608,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,133,919
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                            $   1,500,000      $  1,554,270
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
  AMBAC, 5.25%, 2013                                                                              $     500,000      $    533,545
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                          135,000           140,752
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    674,297
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                 $     350,000      $    367,269
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $     320,000      $    324,134
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                             150,000           151,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    475,468
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009(c)                           $     500,000      $    548,025
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                       1,020,000         1,101,875
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, ROLS,
  MBIA, 7.383%, 2020(r)(v)                                                                            1,500,000         1,958,970
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                                            250,000           271,600
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                                      1,775,000         1,864,744
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013                     500,000           531,155
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.375%, 2017                    500,000           521,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,797,469
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                                              $     335,000      $    356,581
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne
  University), "A", XLCA, 5%, 2024                                                                $   1,000,000      $  1,057,900
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2017                      535,000           575,136
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                                        750,000           785,228
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University
  Foundation), XLCA, 5%, 2023                                                                         1,000,000         1,050,940
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032               500,000           526,935
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University),
  MBIA, 5%, 2028                                                                                        750,000           787,575
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Indepedent Colleges &
  University), FGIC, 5%, 2024                                                                         1,000,000         1,052,770
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University),
  MBIA, 5.5%, 2010(c)                                                                                   300,000           325,308
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College),
  "B", 5%, 2023                                                                                         500,000           508,710
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029            300,000           316,404
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031                300,000           305,460
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2016              500,000           547,105
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Educational Facilities (Philadelphia University), 5.5%, 2020                  500,000           526,705
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Educational Facilities Authority, "C", 4.5%, 2030                           1,000,000           995,570
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Public School Building Authority, Montgomery County Community
  College, AMBAC, 5%, 2025                                                                              500,000           527,800
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                               1,400,000         1,475,558
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, "A", 5%, 2029                                                          1,000,000         1,049,350
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, Jefferson County (Dubois Technical
  School), FGIC, 5%, 2026                                                                             1,000,000         1,050,450
---------------------------------------------------------------------------------------------------------------------------------
Union County, PA, Higher Educational Facilities Financing Authority, University Rev
  (Bucknell University), 5.25%, 2021                                                                  1,000,000         1,073,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,894,765
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown Friends School
  Project), 5.35%, 2031                                                                           $     600,000      $    633,840
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek
  Partners), 6.65%, 2010                                                                          $     125,000      $    132,241
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Colver) "G", 5.125%, 2015(r)                                                                    100,000            99,861
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.4%, 2009                                                             150,000           149,865
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    381,967
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
  Electric Utility Corp.), "A", FGIC, 4.7%, 2029                                                  $     500,000      $    504,790
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Rev. (PPL Electric Utilities
  Corp.), FGIC, 4.75%, 2027                                                                             750,000           762,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,267,525
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.173%, 2014(r)(v)                                       $   2,170,000      $  2,467,160
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2020                           1,000,000         1,066,140
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2016                                                     1,000,000         1,067,540
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2018                                                       500,000           537,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,138,215
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010(c)                                            $     750,000      $    825,698
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                                             1,000,000         1,060,260
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018                        750,000           785,003
---------------------------------------------------------------------------------------------------------------------------------
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                                    750,000           788,910
---------------------------------------------------------------------------------------------------------------------------------
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034                                1,500,000         1,563,855
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                                      440,000           459,906
---------------------------------------------------------------------------------------------------------------------------------
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                                     1,660,000         1,732,658
---------------------------------------------------------------------------------------------------------------------------------
University Area Joint Authority, Sewer rev., MBIA, 5%, 2023                                           1,500,000         1,561,320
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                       500,000           524,634
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2026                          1,000,000         1,083,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,385,354
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                $ 109,668,999
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 3.58%, due 1/05/06                                                              $     400,000      $    400,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.58%, due 1/05/06                                                                    700,000           700,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 3.58%, due 1/05/06                                                                    100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.58%, due 1/05/06                                                                    300,000           300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                     $  1,500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                    $111,168,999
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   1,180,730
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $112,349,729
---------------------------------------------------------------------------------------------------------------------------------
(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                         ACQUISITION          ACQUISITION             CURRENT      TOTAL % OF
SECURITY                                                    DATE                 COST               MARKET VALUE   NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation
Authority, ROLS, MBIA, 7.383%, 2020                       4/25/2003           $ 1,969,560            $1,958,970

Commonwealth of Puerto Rico, ROLS, FGIC, 7.383%, 2015     8/05/2002             1,292,920             1,261,920

Commonwealth of Puerto Rico, ROLS, XLCA, 7.313%, 2017    10/22/2001             1,210,760             1,262,340

Gallery Certificate Trust, PA, Parking Rev., FSA,
4.5%, 2013                                               12/17/2003               165,000               164,985

Guam Power Authority Rev., RITES, AMBAC,
6.173%, 2014                                              5/20/1999             2,308,663             2,467,160

Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Colver) "G",
5.125%, 2015                                              7/01/2015               100,000                99,861

Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%,
2013                                                      9/30/1999               509,110               608,280

Total Restricted Securities                                                                           $7,823,516      7.0%
                                                                                                      ==========

The following abbreviations are used throughout this report and are defined:
BMA             Bond Market Assn.
ETM             Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC           AMBAC Indemnity Corp.
ASST GTY        Asset Guaranty Insurance Co.
CONNIE LEE      Connie Lee Insurance Co.
FGIC            Financial Guaranty Insurance Co.
FSA             Financial Security Assurance, Inc.
MBIA            MBIA Insurance Corp.
XLCA            XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES           Residual Interest Tax-Exempt Security
ROLS            Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS PENNSYLVANIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $106,365,796
                                                                   ============
Gross unrealized appreciation                                      $  4,851,602
Gross unrealized depreciation                                           (48,399)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $  4,803,203
                                                                   ============
Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS
                               NOTIONAL PRINCIPAL                                                              UNREALIZED
                                   AMOUNT OF           CASH FLOWS PAID          CASH FLOWS                    APPRECIATION
EXPIRATION       CURRENCY          CONTRACT              BY THE FUND        RECEIVED BY THE FUND             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
12/01/2007          USD           $2,000,000         Fixed - 3 Year BMA     Floating - 7 day BMA                  $23,631
                                                     Swap Index (2.795%)    Swap Index
----------------------------------------------------------------------------------------------------------------------------------
06/06/2016          USD            4,000,000         Fixed - 10 Year BMA    Floating - 7 Day BMA                   (38,116)
                                                     Swap Index (3.938%)    Swap Index
----------------------------------------------------------------------------------------------------------------------------------
08/30/2016          USD            2,000,000         Fixed - 10 Year BMA    Floating - 7 Day BMA                   (13,989)
                                                     Swap Index (3.926%)    Swap Index
----------------------------------------------------------------------------------------------------------------------------------
06/13/2018          USD            1,000,000         Fixed - 12 Year BMA    Floating - 7 Day BMA                    (8,361)
                                                     Swap Index (3.979%)    Swap Index
----------------------------------------------------------------------------------------------------------------------------------
06/15/2018          USD            2,000,000         Fixed - 12 Year BMA    Floating - 7 Day BMA                   (23,941)
                                                     Swap Index (4.019%)    Swap Index
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $ (60,776)
                                                                                                                 =========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

[graphic omitted]

                                                            [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                      SHARES/PAR ($)              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                            $   2,250,000      $  2,296,953
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026                           1,000,000         1,032,350
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025                            1,500,000         1,557,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,886,738
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese, 5.7%, 2024                  $     850,000      $    832,873
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 6.708%, 2018(r)(c)(v)                                    $   2,000,000      $  2,360,600
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 6.708%, 2019(r)(c)(v)                                        1,750,000         2,062,305
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.208%, 2020(r)(v)                                          2,000,000         2,367,360
---------------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                                      1,000,000         1,067,880
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                             915,000         1,006,152
---------------------------------------------------------------------------------------------------------------------------------
Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                                    1,000,000         1,077,060
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,941,357
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                            $   1,000,000      $  1,054,720
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, FSA, 7.711%, 2016(r)(v)                                             850,000         1,018,555
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,073,275
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2018                                             $   1,465,000      $  1,579,387
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District, 5%, 2008(c)                                                     2,000,000         2,110,760
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, SC, School District, FSA, 5%, 2023                                               3,000,000         3,147,090
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, School District, FSA, 5%, 2027                                                 2,770,000         2,926,062
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                                 1,065,000         1,143,554
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                                2,050,000         2,222,467
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, School District, 5.1%, 2021                                                      1,750,000         1,861,003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,990,323
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 20.0%
---------------------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), MBIA,
  ETM, 5%, 2022(c)                                                                                $   2,450,000      $  2,454,680
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5%, 2031               2,000,000         2,082,380
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034            2,000,000         2,118,560
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020                                  3,400,000         3,974,940
---------------------------------------------------------------------------------------------------------------------------------
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021                   1,000,000         1,042,310
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                                        250,000           265,573
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                                        250,000           264,685
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
  Improvement, 5.5%, 2032                                                                             1,000,000         1,059,170
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
  Improvement, FSA, 5.125%, 2021                                                                      1,500,000         1,571,355
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health
  Systems, Inc.), "A", 5.625%, 2030                                                                   1,250,000         1,299,975
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015                                             1,750,000         1,787,065
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Georgetown Memorial Hospital), AMBAC, 5%, 2023                                                     1,000,000         1,025,430
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                               1,500,000         1,575,195
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                               750,000           814,365
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilties Rev
  (Georgetown Memorial Hospital), AMBAC, 6%, 2014                                                     1,000,000         1,100,810
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                      3,100,000         3,205,028
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                                        2,500,000         2,542,525
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                                        1,000,000         1,017,010
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                                         2,250,000         2,356,268
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,557,324
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015                                $   1,420,000      $  1,425,978
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Residential Care Facilities
  (Episcopal Home), "A", 6.375%, 2032                                                                   400,000           412,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,838,618
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.),
  ETM, 6.75%, 2017(c)                                                                             $   1,000,000      $  1,225,970
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                               385,000           410,953
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,636,923
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.), 6.125%, 2025            $   1,500,000      $  1,531,935
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007                  225,000           225,234
---------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev., International Paper, "A", 5.3%, 2028             500,000           491,010
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Environmental Improvement Rev., International Paper, "A", 6.1%, 2023             1,000,000         1,066,490
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,314,669
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                                       $     510,000      $    530,920
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2018                                                                               570,000           598,352
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2019                                                                               595,000           629,778
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2020                                                                               630,000           665,293
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,424,343
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev, "A-2",
  FSA,  5.2%, 2035                                                                                $   1,000,000      $  1,026,170
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 6%, 2020                      395,000           403,311
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 5.35%, 2024                 1,715,000         1,758,561
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,188,042
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019                                $   1,000,000      $  1,067,740
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Certificates of Participation, FGIC, ETM, 0%, 2006(c)                            1,160,000         1,157,181
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev. (Local Government Program), "A", 7.25%, 2020              605,000           606,222
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,831,143
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009(c)                          $   1,000,000      $  1,076,950
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007(c)                                                      1,000,000         1,025,570
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                                    1,375,000         1,672,770
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2019(r)(v)                                    1,300,000         1,656,460
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025                        685,000           720,949
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,152,699
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                    $     180,000      $    187,670
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                         $   1,000,000      $  1,068,850
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                           $     500,000      $    521,475
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033                               1,645,000         1,715,850
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2009(c)                         1,000,000         1,077,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,314,875
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2009(c)                                        $   1,250,000      $  1,375,438
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028                     2,435,000         2,575,256
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5%, 2024               800,000           839,016
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev.,
  "B", XLCA, 5.125%, 2034                                                                             1,510,000         1,589,139
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020              1,245,000         1,343,019
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030                2,000,000         2,140,320
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Student Housing Rev
  (Francis Marion University), "A", MBIA, 5%, 2034                                                    1,945,000         2,019,085
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", AMBAC, 5%, 2034                                   2,000,000         2,067,980
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2010(c)                             1,555,000         1,694,079
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., MBIA, 5.75%, 2006(c)                                     515,000           525,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,168,596
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007(c)                                            $   1,425,000      $  1,488,470
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                                                      75,000            78,323
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., FSA, 5%, 2027                                                               1,000,000         1,044,440
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                      1,500,000         1,574,025
---------------------------------------------------------------------------------------------------------------------------------
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems,
  MBIA, 5%, 2021                                                                                        175,000           184,811
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas,
  AMBAC, 5.7%, 2024                                                                                   2,000,000         2,003,420
---------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                               2,600,000         3,194,958
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 6.173%, 2015(r)(v)                                  1,000,000         1,087,760
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                                         2,000,000         2,076,000
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                                          200,000           214,810
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                       1,500,000         1,558,305
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,505,322
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 20.4%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                                         $   1,000,000      $  1,035,430
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                                   2,000,000         2,104,680
---------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028                           1,000,000         1,040,030
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2006                                               9,330,000         9,307,701
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010(c)                                            2,000,000         2,196,940
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                                       595,000           626,856
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.5%, 2007(c)                                                        1,000,000         1,042,820
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.25%, 2020                                                            860,000           929,471
---------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA, 5.375%, 2023                    500,000           540,605
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA, 5%, 2034                          4,000,000         4,168,320
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                 1,000,000         1,068,260
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006(c)                                                2,750,000         2,780,965
---------------------------------------------------------------------------------------------------------------------------------
Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007                                       4,000,000         3,847,160
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027                  1,490,000         1,559,389
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,248,627
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                $153,162,267
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
  "B", 1.10%, 3.7%, due 1/03/06                                                                   $     100,000      $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                    $153,262,267
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.9%                                                                                   4,603,487
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $157,865,754
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                          ACQUISITION           ACQUISITION               CURRENT             TOTAL % OF
SECURITY                                     DATE                  COST                 MARKET VALUE          NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto
Rico, RITES, ETM,
6.708%, 2018                               10/5/2000            $2,068,200                      $ 2,360,600
Commonwealth of Puerto
Rico, RITES, ETM,
6.708%, 2019                               10/5/2000             1,795,115                      $ 2,062,305
Commonwealth of Puerto
Rico, RITES, MBIA,
7.208%, 2020                               3/30/2000             2,044,880                      $ 2,367,360
Commonwealth of Puerto
Rico, RITES, FSA,
7.711%, 2016                               1/6/2000               883,592                       $ 1,018,555
Puerto Rico Electric Power
Authority, RITES, FSA,
6.173%, 2015                               9/16/1999              976,500                       $ 1,087,760
Puerto Rico Public Finance
Corp., RITES, AMBAC,
6.435%, 2013                               9/30/1999             1,400,053                      $ 1,672,770
Puerto Rico Public Finance
Corp., RITES, AMBAC,
6.435%, 2019                               3/31/1999             1,470,326                      $ 1,656,460
                                                                                                -----------
                                                                                                $12,225,810            7.7%
                                                                                                ===========           =====

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA             Bond Market Assn.
ETM             Escrowed to Maturity

Insurers
----------------------------------------------------------------------------------------------------------------------------
AMBAC           AMBAC Indemnity Corp.
ASST GTY        Asset Guaranty Insurance Co.
CONNIE LEE      Connie Lee Insurance Co.
FGIC            Financial Guaranty Insurance Co.
FSA             Financial Security Assurance, Inc.
MBIA            MBIA Insurance Corp.
XLCA            XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------
RITES           Residual Interest Tax-Exempt Security
ROLS            Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                           $143,382,365
                                                                         ============
Gross unrealized appreciation                                              $9,900,257
Gross unrealized depreciation                                                (20,355)
                                                                         ------------
            Net unrealized appreciation (depreciation)                   $  9,879,902
                                                                         ============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
SWAP AGREEMENTS
INTEREST RATE SWAPS

                               NOTIONAL PRINCIPAL      CASH FLOWS PAID             CASH FLOWS           UNREALIZED
                                   AMOUNT OF             BY THE FUND          RECEIVED BY THE FUND     APPRECIATION
EXPIRATION      CURRENCY            CONTRACT           (TRUST, SERIES)           (TRUST, SERIES)      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
12/01/2007       USD               $3,000,000         Fixed - 3 Year BMA      Floating - 7 day BMA         $35,448
                                                     Swap Index (2.795%)           Swap Index
--------------------------------------------------------------------------------------------------------------------
04/15/2036       USD               2,000,000         Floating - 7 day BMA      Fixed - 30 Year BMA          46,434
                                                          Swap Index           Swap Index (4.286%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                           $81,882
                                                                                                           =======

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) TENNESSEE MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT


MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021              $   1,500,000         $    1,546,800
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2021                                                $   2,570,000         $    2,684,365
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                         770,000                805,674
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(c)                                      1,000,000              1,040,270
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(c)                                      1,000,000              1,040,270
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, 5.4%, 2006(c)                                                          3,000,000              3,074,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Authority, 5.5%, 2021                                                1,000,000              1,122,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,767,149
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008(c)                            $     645,000         $      682,713
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Public Improvement, 5%, 2018                                              1,760,000              1,872,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,554,913
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 13.5%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, AMBAC, 5.6%, 2008(c)                                    $   1,215,000         $    1,270,999
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2009(c)                                           455,000                488,661
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2016                                              190,000                205,149
---------------------------------------------------------------------------------------------------------------------------------
Giles County, TN, School Improvement, FGIC, 5.75%, 2010(c)                                       1,980,000              2,156,279
---------------------------------------------------------------------------------------------------------------------------------
Greene County, TN, Rural School, FGIC, 5%, 2011(c)                                               1,240,000              1,329,578
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008(c)                                                915,000                957,383
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008(c)                                                975,000              1,020,162
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School & Public Improvement, 5%, 2022                                     1,510,000              1,586,648
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School District, 5.875%, 2010(c)                                          1,100,000              1,207,019
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 0%, 2007(c)                                           1,500,000                909,570
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5.875%, 2010(c)                                       2,000,000              2,194,580
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5%, 2011(c)                                           1,000,000              1,071,670
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010(c)                                             1,575,000              1,737,367
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,135,065
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), AMBAC, 5%, 2018        $   1,000,000         $    1,039,630
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
  Center Hospital), MBIA, 5.25%, 2016                                                            1,375,000              1,391,912
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
  Center Hospital), MBIA, ETM, 5%, 2018(c)                                                       1,500,000              1,566,840
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities
  Rev. (Baptist Health Systems), 6.5%, 2031                                                        300,000                319,596
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Catholic
  Healthcare Partners), 5.25%, 2030                                                              1,000,000              1,040,160
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenent Health),
  FSA, 5%, 2022                                                                                  1,000,000              1,043,710
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (East Tennessee
  Children's Hospital), 5.75%, 2033                                                                450,000                473,157
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Fort Sanders),
  MBIA, 5.75%, 2014                                                                              3,250,000              3,675,977
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Adventist Health System), 5.25%, 2020                           1,000,000              1,030,300
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (St. Judes
  Children's Research), 5.5%, 2020                                                               1,750,000              1,845,777
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev., (Methodist
  Healthcare), 6.5%, 2012(c)                                                                       625,000                729,375
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev., (Methodist
  Healthcare), 6.5%, 2012(c)                                                                       375,000                437,625
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest
  Medical Center), 5.25%, 2013                                                                   1,000,000              1,022,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,616,829
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                 $     500,000         $      517,540
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006(c)                    250,000                263,632
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      781,172
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                               $   1,000,000         $    1,038,390
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     320,000                341,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,379,961
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev. (Bowater,
  Inc.), 7.625%, 2016                                                                        $   1,000,000         $    1,002,660
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028                        $   2,000,000         $    2,100,160
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029                             1,665,000              1,787,661
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,887,821
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA,
  6.125%, 2019                                                                               $     425,000         $      450,500
---------------------------------------------------------------------------------------------------------------------------------
Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA, 6%, 2026                   1,000,000              1,027,910
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Community Development Corp., 5%, 2024                                             1,000,000              1,055,160
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point Apartments),
  MBIA, 5.85%, 2020                                                                              1,000,000              1,043,620
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
  Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                  500,000                525,815
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                                  485,000                490,223
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,593,228
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), "1A", 5%, 2035                 $   1,000,000         $    1,047,430
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                                1,500,000              1,564,665
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                               1,150,000              1,181,384
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014                    2,535,000              2,610,087
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                      645,000                642,227
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                      660,000                657,063
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                      575,000                572,896
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                      690,000                687,392
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020                       1,260,000              1,295,797
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027                      885,000                893,770
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034                    1,430,000              1,483,282
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032                  790,000                801,969
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 4.15%, 2033                 600,000                605,214
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, MBIA, 6.125%, 2020                70,000                 70,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,113,531
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga,TN, Industrial Development Board, AMBAC, 5.75%, 2018                             $   1,000,000         $    1,091,470
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007(c)                                                 2,000,000              2,051,140
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, School Bond Authority (Higher Education Facilities), FSA,
  5.25%, 2029                                                                                    3,000,000              3,166,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,308,930
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                              $     730,000         $      773,238
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                      $     350,000         $      357,514
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2031                                                       750,000                752,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,109,682
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020                      $   1,000,000         $    1,026,330
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024                       3,750,000              3,875,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,901,730
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                         $   1,000,000         $    1,021,030
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009(c)                                           1,255,000              1,343,151
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
  5.125%, 2021                                                                                   1,500,000              1,583,595
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., "A",
  AMBAC, 5%, 2029                                                                                1,500,000              1,567,650
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA,
  0%, 2012                                                                                       3,305,000              2,553,013
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,068,439
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 18.7%
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024               $   1,500,000         $    1,570,320
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027                        3,000,000              3,127,350
---------------------------------------------------------------------------------------------------------------------------------
Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2008(c)                            1,925,000              2,010,893
---------------------------------------------------------------------------------------------------------------------------------
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                             2,750,000              2,827,797
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2016                                                      625,000                661,544
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2018                                                    1,145,000              1,211,948
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2020                                                      750,000                798,187
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                                  770,000                813,020
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2006(c)                       1,920,000              1,862,765
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2007(c)                       1,920,000              1,798,848
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                             2,000,000              2,131,300
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 6%, 2010(c)                                                                  1,000,000              1,096,610
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 5%, 2021                                                                       800,000                832,920
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 5%, 2032                                                                     1,500,000              1,546,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,290,422
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  114,831,570
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.8%, due 1/03/06                              $     100,000         $      100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.53%, due 1/05/06                                 2,010,000              2,010,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    2,110,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  116,941,570
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.9%                                                                                   2,305,921
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  119,247,491
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:
ETM Escrowed to Maturity
BMA Bond Market Assn.

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC AMBAC Indemnity Corp.
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FSA Financial Security Assurance, Inc.
GNMA Government National Mortgage Assn.
MBIA MBIA Insurance Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TENNESSEE MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 110,146,441
                                                                   =============
Gross unrealized appreciation                                      $   6,812,276
Gross unrealized depreciation                                            (17,147)
                                                                   -------------
      Net unrealized appreciation (depreciation)                   $   6,795,129
                                                                   =============

Aggregate cost includes prior fiscal year end tax adjustments.


(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS
                                 NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                     AMOUNT OF              CASH FLOWS PAID                CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY           CONTRACT                BY THE FUND             RECEIVED BY THE FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
1/10/2036            USD             $2,000,000           Floating - 7 day BMA         Fixed - 30 Year BMA           $ (8,136)
                                                               Swap Index             Swap Index, (4.089%)
--------------------------------------------------------------------------------------------------------------------------------
4/15/2036            USD             2,000,000            Floating - 7 day BMA         Fixed - 30 Year BMA             46,434
                                                               Swap Index             Swap Index, (4.286%)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 38,298

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) VIRGINIA MUNICIPAL BOND FUND

[Graphic omitted]

                                                          [logo] M F S(R)
                                                        INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES/PAR ($)         VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024                      $   1,000,000      $  1,043,050
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                                705,000           729,167
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035                              3,000,000         3,081,270
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016                                  2,465,000         2,574,791
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020                                11,000,000        11,536,030
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                                          1,755,000         1,892,574
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                              3,000,000         3,122,520
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                                           720,000           743,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,722,456
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2006(c)                                                                      $   1,625,000      $  1,701,456
---------------------------------------------------------------------------------------------------------------------------------
Newport News, VA, Economic Development, "A", 5%, 2031                                                 1,595,000         1,662,692
---------------------------------------------------------------------------------------------------------------------------------
Stafford County, VA, Industrial Development Authority Rev., "B", MBIA, 5%, 2034                       3,060,000         3,196,507
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,560,655
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010(c)                                                              $   1,900,000      $  2,085,212
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 5%, 2020                                                                     2,015,000         2,124,696
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010(c)                                                          3,280,000         3,660,185
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010(c)                                                          3,480,000         3,883,367
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Public Improvement, 5.6%, 2010(c)                                                      1,765,000         1,936,258
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.711%, 2016(r)(v)                                  1,105,000         1,324,122
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.703%, 2017(r)(v)                                    615,000           716,389
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2006                                                                                2,500,000         2,497,725
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 1%, 2006                                                                                1,000,000           999,090
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 1%, 2008                                                                                2,000,000         1,865,240
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "A", FSA, 5.125%, 2010(c)                                                               5,000,000         5,367,650
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 1%, 2007                                                                           5,280,000         5,102,222
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 1%, 2008                                                                           5,270,000         4,914,907
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 1%, 2009                                                                           5,175,000         4,613,409
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Public Improvement, 5.5%, 2010(c)                                                        1,880,000         2,051,606
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,142,078
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                                  $   1,000,000      $  1,102,640
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.3%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha
  Jefferson Hospital), 5.25%, 2023                                                                $   3,000,000      $  3,101,130
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital
  Center Arlington Health Systems), 5.25%, 2011(c)                                                    2,600,000         2,837,380
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems),
  "B", 5.125%, 2033                                                                                     750,000           764,183
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems),
  AMBAC, 5.25%, 2023                                                                                 11,000,000        11,441,320
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health
  Systems, Inc.), "A", 5.6%, 2030                                                                     2,000,000         2,099,620
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health
  Systems, Inc.), MBIA, 6.25%, 2020                                                                   1,500,000         1,801,905
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun
  Hospital Center), "A", 6.1%, 2012(c)                                                                1,000,000         1,143,630
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev. (Central
  Health), 5.2%, 2008(c)                                                                                855,000           893,526
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev.,
  Unrefunded Balance (Central Health), 5.2%, 2018                                                       145,000           151,334
---------------------------------------------------------------------------------------------------------------------------------
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018                              3,000,000         3,130,650
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018                 3,580,000         3,700,431
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023           2,040,000         2,345,470
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac
  Hospital Corp.), 5.2%, 2026                                                                         1,000,000         1,038,640
---------------------------------------------------------------------------------------------------------------------------------
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial
  Hospital), "B", MBIA, 6.125%, 2017                                                                  3,000,000         3,550,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,999,239
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities
  (United Methodist Homes), "A", 6.7%, 2027                                                       $     750,000      $    790,238
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6.125%, 2035                                                                         750,000           769,658
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,559,896
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
  Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                             $   1,500,000      $  1,648,125
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris,
  Inc.), 5.45%, 2014                                                                                  1,750,000         1,700,353
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,348,478
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriot
  Hotel), 7.125%, 2015                                                                            $   2,000,000      $  2,050,700
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, Virginia Coal (Dominion Terminal Associates), 6%, 2033                     1,000,000         1,076,480
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                               750,000           800,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,927,738
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging
  Corp.), 5.6%, 2025                                                                              $   1,000,000      $    953,560
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.1%, 2027                                                      2,750,000         2,836,213
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                               1,750,000         1,757,928
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,547,701
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                                      $   3,610,000      $  3,611,083
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village),
  FNMA, 5.15%, 2031                                                                                   3,000,000         3,103,200
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                                         1,345,000         1,374,617
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                                        2,000,000         2,074,180
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                                         3,000,000         3,075,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,238,230
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                                 $   1,630,000      $  1,697,792
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Virginia State Housing Development Authority, "A", 5%, 2031                                       $   2,000,000      $  2,039,560
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                                               $   3,090,000      $  3,504,307
---------------------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021                 1,500,000         1,581,390
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,085,697
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 21.9%
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                                         $   1,830,000      $  1,913,777
---------------------------------------------------------------------------------------------------------------------------------
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034                 1,000,000         1,052,810
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House),
  MBIA, 6.25%, 2011                                                                                   3,985,000         4,216,568
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House),
  MBIA, 5.25%, 2017                                                                                   2,000,000         2,087,600
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease
  Rev., 7.5%, 2008                                                                                    1,150,000         1,152,955
---------------------------------------------------------------------------------------------------------------------------------
Culpepper, VA, Industrial Development Authority, "N", MBIA, 4.5%, 2030                                5,000,000         4,934,950
---------------------------------------------------------------------------------------------------------------------------------
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", MBIA, 5%, 2030                2,500,000         2,608,225
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority (Vienna II Metrorail), 6%, 2009(c)                 1,750,000         1,939,210
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029               1,000,000         1,045,240
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II
  Metrorail), 6%, 2009(c)                                                                             1,650,000         1,828,398
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum Springs
  Community Centers), 5.5%, 2017                                                                      2,225,000         2,278,267
---------------------------------------------------------------------------------------------------------------------------------
Fairfax, VA, Economic Development Authority Fairfax Public Improvement Project, 5%, 2030              1,000,000         1,045,050
---------------------------------------------------------------------------------------------------------------------------------
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev.,
  School & Capital Improvement, "B", FSA, 5%, 2035                                                    2,875,000         2,992,933
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036                    2,000,000         2,078,600
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2027                      1,000,000         1,062,590
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2032                       2,000,000         2,124,020
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017                                   1,000,000         1,123,220
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017                                   1,120,000         1,258,006
---------------------------------------------------------------------------------------------------------------------------------
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                                     3,405,000         3,572,151
---------------------------------------------------------------------------------------------------------------------------------
Orange County, VA, Industrial Development Authority (Orange County Project),
  AMBAC, 5%, 2034                                                                                     1,000,000         1,040,940
---------------------------------------------------------------------------------------------------------------------------------
Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(c)                                           2,230,000         2,301,048
---------------------------------------------------------------------------------------------------------------------------------
Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(c)                                             270,000           278,602
---------------------------------------------------------------------------------------------------------------------------------
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital
  Projects), AMBAC, 5.25%, 2033                                                                       1,000,000         1,061,130
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Lease Partnerships, 5%, 2021                                               1,500,000         1,582,230
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2013(r)(v)                                    2,000,000         2,433,120
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.435%, 2016(r)(v)                                      500,000           624,220
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC, 5%, 2022                        1,600,000         1,669,424
---------------------------------------------------------------------------------------------------------------------------------
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035                                       1,720,000         1,787,493
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority (21st Century College Program), 6%, 2009(c)                       2,000,000         2,173,340
---------------------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                                          3,750,000         3,553,650
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                                               1,070,000         1,152,240
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 6.349%, 2021(r)(v)                                           1,390,000         1,571,145
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 6.349%, 2023(r)(v)                                           1,520,000         1,693,006
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 6.349%, 2033(r)(v)                                           2,510,000         2,720,689
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017                                      1,360,000         1,431,522
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 67,388,369
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
  Expansion), 6.125%, 2010(c)                                                                     $   3,500,000      $  3,917,305
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                                      1,000,000         1,040,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,958,175
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                         $     455,000      $    460,879
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                 965,000           978,713
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                            2,000,000            66,360
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.625%, 2037                                                      1,000,000         1,006,320
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                             570,000           575,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,087,339
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                            $   1,500,000      $  1,014,210
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA, 5%, 2029         $   1,210,000      $  1,271,456
---------------------------------------------------------------------------------------------------------------------------------
Virginia Transportation Board Rev. (U.S. Route 58), "B", 5.125%, 2006(c)                              4,000,000         4,065,680
---------------------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Board Program (Oak Grove Connector), "A", 5.25%, 2022                           1,500,000         1,531,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,868,861
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Danville, VA, Industrial Development Authority, Educational Facilities Rev
  (Averett University), 6%, 2022                                                                  $     500,000      $    520,325
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, University Facilities Rev
  (George Washington University), 6.25%, 2012                                                         2,710,000         2,714,932
---------------------------------------------------------------------------------------------------------------------------------
University of Virginia, University Rev., 5%, 2037                                                     3,000,000         3,146,730
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee
  University), MBIA, 5.25%, 2031                                                                      1,000,000         1,134,990
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Hampton
  University), 6%, 2010(c)                                                                            1,000,000         1,108,770
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Regent
  University), MBIA, 5.125%, 2031                                                                     1,000,000         1,042,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,667,757
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power
  Co.), 5.25%, 2008                                                                               $     750,000      $    754,530
---------------------------------------------------------------------------------------------------------------------------------
Halifax County, VA, Industrial Development Authority (Old Dominion Electric
  Cooperative), AMBAC, 5.625%, 2028                                                                   3,000,000         3,231,990
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                                       700,000           775,341
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                            2,000,000         2,054,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,816,781
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016(c)                                       $     240,000      $    278,484
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.173%, 2015(r)(v)                                           1,010,000         1,148,309
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 7.208%, 2017(r)(v)                             2,500,000         3,034,900
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.958%, 2019(r)(v)                             1,270,000         1,528,623
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.308%, 2020(r)(v)                             1,250,000         1,456,825
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                                                    6,950,000         7,179,767
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                                    1,000,000         1,042,020
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, "N", 5%, 2027                                               1,000,000         1,050,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,719,308
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.6%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2026                                                $   1,000,000      $  1,055,170
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                                    1,000,000         1,053,740
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                                    3,210,000         3,372,843
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2032                                                    2,000,000         2,082,440
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                                               5,000,000         5,268,100
---------------------------------------------------------------------------------------------------------------------------------
Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25%, 2026                                     2,000,000         2,042,300
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Sanitation Authority Water & Sewer Rev., 5%, 2033                                 3,000,000         3,141,510
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009(c)                                    2,000,000         2,158,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009(c)                                       195,000           218,788
---------------------------------------------------------------------------------------------------------------------------------
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                                            1,450,000         1,511,219
---------------------------------------------------------------------------------------------------------------------------------
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                              1,000,000         1,113,170
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional
  Wastewater),  5.75%, 2021                                                                           1,335,000         1,462,880
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010(c)                                         1,135,000         1,232,485
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 6%, 2017                                              2,750,000         3,047,660
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2019                              1,600,000         1,738,112
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2020                              1,690,000         1,835,036
---------------------------------------------------------------------------------------------------------------------------------
Virginia State Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek
  Project), 5%, 2035                                                                                  2,015,000         2,105,292
---------------------------------------------------------------------------------------------------------------------------------
York County, VA, Sewer Rev. Systems, "N", AMBAC, 5%, 2029                                             1,100,000         1,164,955
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 35,603,980
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                             $ 302,096,940
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 3.58%, due 1/05/06                                                              $     100,000      $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.58%, due 1/05/06                                                                    200,000           200,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 3.58%, due 1/05/06                                                                    600,000           600,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.58%, due 1/05/06                                                                    700,000           700,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), 3.7%, due 1/03/06                                                                          100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "B-1", 3.7%, due 1/03/06                                                                   100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
  Corp.), "A", 3.58%, due 1/04/06                                                                       300,000           300,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.75%, due 1/03/06                                  100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority, 3.5%, due 1/04/06                                                 100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 3.7%,
  due 1/03/06                                                                                           100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.58%, due 1/05/06                 500,000           500,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 3.54%, due 1/04/06                                             100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
  Facilities (Stowers Institute), 3.58%, due 1/05/06                                                    200,000           200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.53%, due 1/05/06                                         70,000            70,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.55%, due 1/05/06                                 100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                     $  3,370,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                    $305,466,940
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                   2,641,098
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $308,108,038
---------------------------------------------------------------------------------------------------------------------------------

(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                       ACQUISITION         ACQUISITION              CURRENT        TOTAL % OF
SECURITY                                                  DATE                COST                MARKET VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
         Guam Power Authority Rev.,
         RITES, AMBAC, 6.173%, 2015                     5/20/1999              $1,058,642         $  1,148,309
         Puerto Rico Electric Power Authority
         Rev., RITES, FSA, 7.208%, 2017                 8/28/2000               2,770,600            3,034,900
         Puerto Rico Electric Power Authority
         Rev., RITES, FSA, 6.958%, 2019                 8/28/2000               1,345,006            1,528,623
         Puerto Rico Electric Power Authority
         Rev., RITES, FSA, 6.308%, 2020                 8/28/2000               1,240,075            1,456,825
         Puerto Rico Municipal Finance
         Agency, RITES, FSA, 7.711%, 2016               1/06/2000               1,148,670            1,324,122
         Puerto Rico Municipal Finance
         Agency, RITES, FSA, 6.703%, 2017               1/06/2000                 576,968              716,389
         Puerto Rico Public Finance Corp.,
         RITES, AMBAC, 6.435%, 2013                     9/30/1999               2,036,440            2,433,120
         Puerto Rico Public Finance Corp.,
         RITES, AMBAC, 6.435%, 2016                     3/31/1999                 569,030              624,220
         Virginia Resources Authority Rev.,
         ROLS, 6.349%, 2021                            12/01/2003               1,508,372            1,571,145
         Virginia Resources Authority Rev.,
         ROLS, 6.349%, 2023                            12/01/2003               1,612,568            1,693,006
         Virginia Resources Authority Rev.,
         ROLS, 6.349%, 2033                            12/01/2003               2,586,957            2,720,689
------------------------------------------------------------------------------------------------------------------------------
         Total Restricted Securities                                                              $ 18,251,348        5.9%
                                                                                                  ============       =====
The following abbreviations are used throughout this report and are defined:
BMA      Bond Market Assn.
ETM      Escrowed to Maturity
COP      Certificate of Participation
Insurers
AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FHA      Federal Housing Administration
FNMA     Federal National Mortgage Assn.
FSA      Financial Security Assurance, Inc.
MBIA     MBIA Insurance Corp.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------
ROLS     Residual Options Longs
RITES    Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIRGINIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $288,715,286
                                                                   ============
Gross unrealized appreciation                                       $17,159,503
Gross unrealized depreciation                                          (407,849)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $ 16,751,654
                                                                   ============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS
                               NOTIONAL PRINCIPAL                                                             UNREALIZED
                                   AMOUNT OF          CASH FLOWS PAID        CASH FLOWS                      APPRECIATION
EXPIRATION          CURRENCY        CONTRACT            BY THE FUND       RECEIVED BY THE FUND              (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
12/01/2007             USD         $6,000,000        Fixed - 3 Year BMA   Floating - 7 day BMA                $ 70,895
                                                    Swap Index (2.795%)       Swap Index
----------------------------------------------------------------------------------------------------------------------
01/10/2036             USD         3,000,000        Floating - 7 day BMA  Fixed - 30 Year BMA                  (12,204)
                                                         Swap Index       Swap Index (4.089%)
----------------------------------------------------------------------------------------------------------------------
04/06/2036             USD         3,000,000        Floating - 7 day BMA  Fixed - 30 Year BMA                   25,390
                                                         Swap Index       Swap Index (4.195%)
----------------------------------------------------------------------------------------------------------------------
04/15/2036             USD         3,000,000        Floating - 7 day BMA  Fixed - 30 Year BMA                   69,651
                                                         Swap Index       Swap Index (4.286%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                              $153,732
                                                                                                              ========

At December 31, 2005 the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 21.9%
---------------------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                              $   1,140,000         $    1,275,079
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                                     1,500,000              1,578,630
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                             2,000,000              2,079,920
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA, 7.208%, 2019(r)(v)                 3,000,000              3,551,040
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                 1,000,000              1,054,430
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA,
  5.25%, 2025                                                                                    2,000,000              2,254,680
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007(c)                                 3,115,000              3,251,686
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Highway Improvements, FGIC, 5.625%, 2010(c)                                 2,000,000              2,191,800
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Public Improvements, FGIC, 5%, 2021                                         4,000,000              4,122,440
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Sewer Improvements, FGIC, 5.5%, 2017                                        2,565,000              2,745,217
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Water Utility Improvements, FGIC, 5.25%, 2026                               8,000,000              8,267,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,372,522
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                        $   1,390,000         $    1,459,361
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Municipal Finance Agency, RITES, FSA, 6.703%, 2017(r)(v)                              900,000              1,048,374
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,507,735
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009(c)                          $   1,680,000         $    1,872,091
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                        2,350,000              2,464,069
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                        3,000,000              3,124,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,460,750
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital), ETM, 7.5%, 2007(c)      $      60,000         $       63,230
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Community Hospital Rev. (Monongalia General Hospital),
  "A", 5.25%, 2035                                                                               1,000,000              1,011,170
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                             750,000                720,172
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA,
  5.2%, 2021                                                                                     1,000,000              1,068,780
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                            600,000                605,670
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical
  Center), ETM, 6.5%, 2023(c)                                                                    2,000,000              2,455,460
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General Hospital),
  6.625%, 2019                                                                                     300,000                300,048
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office
  Building), 7.25%, 2014                                                                         1,645,000              1,650,692
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,875,222
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC, 5.25%, 2021     $   2,625,000         $    2,736,142
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises, Inc.), 5.875%, 2007            270,000                270,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,006,442
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                               $     350,000         $      373,593
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Webster County, WV, Housing Development Rev. (Circlebrook), FHA, 6.35%, 2008                 $     185,000         $      185,020
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking
  Garage), AMBAC, 5.8%, 2020                                                                 $   1,260,000         $    1,371,220
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                       $     105,000         $      105,127
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, 0%, 2007(c)                                                                  1,920,000              1,220,717
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,325,844
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed Securities,
  "A", 4.75%, 2023                                                                           $     690,000         $      691,911
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Housing Development Fund Rev., 5.25%, 2018                                  1,000,000              1,014,970
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Housing Development Fund Rev., 5.3%, 2023                                   1,000,000              1,012,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,719,311
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 20.3%
---------------------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                      $   1,740,000         $    1,813,167
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "A", RITES, AMBAC, 6.366%, 2018(r)(v)                         4,520,000              5,600,190
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "B", RITES, AMBAC, 6.366%, 2018(r)(v)                         1,250,000              1,548,725
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007(c)                            3,150,000              2,993,602
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008(c)                            3,050,000              2,799,016
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009(c)                            1,000,000                882,950
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), 5%, 2020          1,000,000              1,047,070
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA,
  5.5%, 2013                                                                                     1,000,000              1,107,880
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA,
  5%, 2026                                                                                       2,100,000              2,186,898
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority State Office Building, "B", MBIA, 5.25%, 2030       1,355,000              1,435,609
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                        1,000,000              1,043,410
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Department of Environmental Protection,
  5.5%, 2022                                                                                     2,000,000              2,176,600
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Lease Rev. (State Office Building), "B",             645,000                687,402
MBIA, 5.25%, 2025
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home),
  5.5%, 2034                                                                                     1,000,000              1,020,490
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University
  Hospital), AMBAC, 5%, 2018                                                                     1,000,000              1,025,760
---------------------------------------------------------------------------------------------------------------------------------
West Virginia School Building Authority, Miscellaneous Tax Rev., FSA, 5.25%, 2021                2,550,000              2,661,486
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,030,255
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                             $     500,000         $      520,435
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     675,000         $      683,721
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC, ETM,
  0%, 2006(c)                                                                                $   2,500,000         $    2,459,475
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC, ETM,
  0%, 2007(c)                                                                                    2,000,000              1,900,700
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC, ETM,
  0%, 2008(c)                                                                                      610,000                559,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,919,978
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA, 5%, 2029    $   1,820,000         $    1,912,438
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 23.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza), MBIA,
  5%, 2021                                                                                   $   1,270,000         $    1,327,544
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                         3,210,000              3,322,254
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.25%, 2022                           5,130,000              5,483,047
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.375%, 2027                          1,500,000              1,613,895
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032                              2,250,000              2,328,682
---------------------------------------------------------------------------------------------------------------------------------
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities
  Projects), MBIA, 5%, 2035                                                                      1,675,000              1,745,099
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education (Marshall University), FGIC,
  5.25%, 2019                                                                                    1,680,000              1,783,807
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education (Student Union James C. Wilson
  College), 5.125%, 2022                                                                         1,500,000              1,593,000
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education, "B", FGIC, 5%, 2029                      1,000,000              1,041,720
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education, MBIA, 5%, 2010                           1,345,000              1,426,494
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007(c)                                     2,000,000              2,080,200
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2020          2,705,000              2,986,807
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (West Virginia University), MBIA,
  5.5%, 2020                                                                                     1,700,000              1,940,822
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                             4,395,000              4,559,900
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028                    1,000,000              1,040,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,273,401
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                                    $     500,000         $      534,110
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022                 $     750,000         $      771,457
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                            $     200,000         $      224,550
---------------------------------------------------------------------------------------------------------------------------------
Parkersburg, WV, Waterworks & Sewer Series A, "N", FGIC, 4.5%, 2022                              1,000,000              1,010,830
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                    500,000                504,660
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                               1,000,000              1,105,190
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                               1,000,000              1,072,870
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                                  2,850,000              2,986,487
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009(c)                                 105,000                113,250
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, "A", FGIC, 5%, 2033                                   1,500,000              1,564,980
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., "A", AMBAC, 5%, 2033             1,950,000              2,026,811
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2018                    390,000                418,482
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2019                    895,000                957,954
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,986,064
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  144,829,518
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.58%, due 1/05/06                                                         $     100,000         $      100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 3.58%, due 1/05/06                                                               100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.58%, due 1/05/06                                                               400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.75%, due 1/02/06                             400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
  Facilities (Stowers Institute), 3.58%, due 1/05/06                                               100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 3.67%, due 1/02/06              600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  146,529,518
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                   1,506,812
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  148,036,330
---------------------------------------------------------------------------------------------------------------------------------

(v) Inverse floating rate security.
(c) Refunded bond.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                 ACQUISITION      ACQUISITION       CURRENT         TOTAL % OF
SECURITY                                                            DATE             COST         MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement,
RITES, MBIA, 7.208%, 2019                                        3/30/2000        $3,090,720       $ 3,551,040
Puerto Rico, Municipal Finance Agency, RITES, FSA,
6.703%, 2017                                                     1/06/2000          844,344          1,048,374
West Virginia Building Commission, "A", RITES,
AMBAC, 6.366%, 2018                                              5/05/1999         4,888,561         5,600,190
West Virginia Building Commission, "B", RITES,
AMBAC, 6.366%, 2018                                              5/05/1999         1,351,925         1,548,725
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $11,748,329           7.9%
                                                                                                   ===========         =====

The following abbreviations are used throughout this report and are defined:
BMA Bond Market Assn.
ETM Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC AMBAC Indemnity Corp.
CIFG CDC IXIS Financial Guaranty
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FSA Financial Security Assurance, Inc.
MBIA MBIA Insurance Corp.
XLCA XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RITES Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $ 138,294,339
                                                                     =============
Gross unrealized appreciation                                        $   8,277,527
Gross unrealized depreciation                                              (42,348)
                                                                     -------------
      Net unrealized appreciation (depreciation)                     $   8,235,179
                                                                     =============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                  UNREALIZED
                                     AMOUNT OF              CASH FLOWS PAID                 CASH FLOWS             APPRECIATION
EXPIRATION       CURRENCY            CONTRACT                 BY THE FUND              RECEIVED BY THE FUND        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

12/01/2007        USD               $3,000,000            Fixed - 3 Year BMA           Floating - 7 day BMA           $  35,448
                                                          Swap Index (2.795%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/16/2016        USD                3,000,000            Fixed - 10 Year BMA            Floating - 7 Day BMA           (36,831)
                                                          Swap Index (3.977%)                 Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/13/2018        USD                2,000,000            Fixed - 12 Year BMA            Floating - 7 Day BMA           (16,722)
                                                          Swap Index (3.979%)                 Swap Index
--------------------------------------------------------------------------------------------------------------------------------
06/15/2018        USD                3,000,000            Fixed - 12 Year BMA            Floating - 7 Day BMA           (35,912)
                                                          Swap Index (4.019%)                 Swap Index
--------------------------------------------------------------------------------------------------------------------------------
04/06/2036        USD                1,500,000           Floating - 7 day BMA             Fixed - 30 Year BMA            12,695
                                                              Swap Index                  Swap Index (4.195%)
                                                                                                                      $ (41,322)
                                                                                                                      =========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.


MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) MUNICIPAL INCOME FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT


MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger Facility D),
  AMBAC, 5.5%, 2019                                                                          $     350,000         $      375,746
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 7.07%, 2022(r)(v)                    1,500,000              1,793,610
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'hare International Airport Rev., Third Lien, FGIC, "A", 5%, 2033                    235,000                242,840
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                    950,000                986,328
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County, KY, Regional Airport Authority, "A", MBIA, 6.5%, 2017             3,000,000              3,175,590
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038                                       500,000                508,450
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency, Special Facilities Rev
  (Terminal One Group), 5.5%, 2024                                                                 195,000                206,682
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                          1,080,000              1,153,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,442,546
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030               $   1,000,000         $    1,063,440
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2018                        $   4,000,000         $    4,225,560
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 0% to 2006, 5.7% to 2025              645,000                704,018
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009(c)                                                   3,205,000              3,492,136
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, FGIC, 7.383%, 2015(r)(v)                                      3,000,000              3,785,760
---------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009(c)                                                                200,000                223,260
---------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009(c)                                                          850,000                951,728
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Capital Improvement Water, "C", MBIA, 5%, 2024                                     195,000                204,963
---------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                            510,000                148,165
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                               1,360,000                563,448
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                               1,335,000                492,762
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Consolidated Loan, "C", 5%, 2025                                             1,390,000              1,465,018
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009(c)                                                                     800,000                869,392
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "J", 5%, 2030                                                                   320,000                330,422
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "J", MBIA, 5%, 2017                                                           2,000,000              2,091,940
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                          700,000                724,185
---------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(c)                                                                3,185,000              1,215,492
---------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009(c)                                                                3,150,000              1,124,361
---------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                110,000                116,544
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", 6%, 2010(c)                                                             1,200,000              1,322,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,051,494
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                             $   1,000,000         $    1,095,700
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2010(c)                                                                  3,475,000              3,860,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,955,939
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2009(c)                                    $   2,000,000         $    2,119,460
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.15%, 2017(r)(v)                    1,495,000              1,852,963
---------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                           640,000                691,782
---------------------------------------------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public Education, "A", 5%, 2019                 1,000,000              1,039,950
---------------------------------------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                           1,225,000              1,450,351
---------------------------------------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2020                                     2,500,000              2,605,375
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, 6.127%, 2017(r)(v)                              2,325,000              2,580,983
---------------------------------------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                                             225,000                247,946
---------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                                     640,000                703,757
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                    485,000                159,381
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2027                    430,000                132,449
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                         900,000                310,482
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                         910,000                232,123
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                          2,500,000              1,242,400
---------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                           215,000                250,193
---------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                           215,000                250,157
---------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009(c)                                            700,000                753,053
---------------------------------------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2011(c)                                                500,000                548,405
---------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                                              1,500,000              1,646,115
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010(c)                                               750,000                823,718
---------------------------------------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875%, 2010(c)                                      1,705,000              1,878,279
---------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028             740,000                229,866
---------------------------------------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA,
  0%, 2029                                                                                       2,150,000                703,459
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010(c)                                             1,665,000              1,836,645
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010(c)                                             1,765,000              1,946,954
---------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                         1,080,000              1,144,822
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,381,068
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.9%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                       $     650,000         $      769,243
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), "B", 9.25%, 2022                                                                        350,000                415,741
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2008(c)                                                                                   600,000                641,514
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                   1,000,000              1,039,030
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013            600,000                604,068
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2011(c)                                                                                  500,000                583,310
---------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                           900,000              1,002,816
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                         300,000                307,242
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        500,000                533,685
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007(c)                                                                             700,000                727,503
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan
  Littauer Hospital), "A", 5.75%, 2009                                                             205,000                205,810
---------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
  System, Inc.), 5.5%, 2031                                                                        445,000                461,670
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                            500,000                514,665
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours) RIBS, FSA,
  8.534%, 2027(v)                                                                                5,000,000              6,654,700
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2031                                                                                         350,000                379,460
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                  1,000,000              1,074,930
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                 350,000                367,014
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital), 6%, 2024             335,000                363,244
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                  650,000                675,298
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                         640,000                662,771
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Hospital Rev. (Deaconess Hospital) "A",
  AMBAC, 5.375%, 2034                                                                              565,000                602,770
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                         500,000                529,765
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
  Research Foundation, Inc.), 6.375%, 2021                                                       1,700,000              1,803,156
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  5.25%, 2014                                                                                      400,000                411,460
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                     250,000                262,875
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
---------------------------------------------------------------------------------------------------------------------------------
Healthcare, Inc.), 6.5%, 2020                                                                    1,250,000              1,369,563
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.625%, 2028                                                                  250,000                273,553
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Refunding & Improvement, "A",
  MBIA, 5%, 2018                                                                                 2,400,000              2,519,712
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East
  Tennessee), 6.375%, 2022                                                                       1,000,000              1,060,270
---------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group), "A", MBIA, 5.25%, 2019                   1,100,000              1,158,718
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
  6.875%, 2006(c)                                                                                  320,000                327,587
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.75%, 2025                                                                         1,000,000              1,004,960
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                          750,000                786,878
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                            500,000                536,525
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center), "B",
  5.75%, 2022                                                                                      850,000                908,982
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                       305,000                315,980
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2010(c)                                                                1,000,000              1,141,580
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  6.5%, 2012                                                                                       400,000                437,528
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
  5.7%, 2015                                                                                     1,000,000              1,032,890
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                            400,000                440,108
---------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                300,000                300,723
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019              750,000                820,170
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015                 800,000                842,936
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A- 2", MBIA, 0% to 2007, 5% to 2022                                                           1,270,000              1,199,198
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032             375,000                392,925
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
  Shore Health System), 5.875%, 2011                                                               330,000                350,387
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                       870,000                981,760
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital),
  6%, 2024                                                                                         500,000                551,260
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical Center), 6.5%, 2021                           500,000                544,665
---------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                        1,000,000              1,081,370
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                             900,000                864,207
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014                   600,000                665,910
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031                 255,000                279,452
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2032                                                                   1,500,000              1,662,585
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                290,000                276,063
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012(c)                                                                         500,000                568,845
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2016(c)                                                                         300,000                341,307
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                          500,000                542,910
---------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                   300,000                331,548
---------------------------------------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater Medical Center), 6.5%, 2007(c)              1,000,000              1,060,630
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
  Hospital), "C", 5.875%, 2032                                                                   1,000,000              1,052,920
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
  6.25%, 2020                                                                                    1,000,000              1,066,250
---------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                  400,000                432,816
---------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                     500,000                546,420
---------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier Memorial Hospital), 5.5%, 2007               500,000                502,020
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.375%, 2031                                                                                     750,000                793,373
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                            500,000                504,725
---------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                      195,000                201,410
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                           1,000,000              1,070,940
---------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                    1,500,000              1,677,420
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  6%, 2017                                                                                         325,000                348,637
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                     750,000                862,950
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 6.25%, 2022                                                                         1,000,000              1,096,790
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), 6.8%, 2016                                                                  410,000                426,162
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   59,150,258
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                $      30,000         $       29,676
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                     505,000                471,337
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                     1,130,000              1,031,803
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                       500,000                568,850
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services),
  7.25%, 2035                                                                                      375,000                402,360
---------------------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), "A", GNMA, 6%, 2021              200,000                216,330
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier Care), 7.125%, 2034                    805,000                744,609
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
  9.25%, 2025                                                                                      485,000                582,611
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly Enterprises, Inc.),
  5.875%, 2007                                                                                      75,000                 75,083
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev. (Beverly Enterprise, Inc.),
  6.75%, 2008                                                                                      190,000                190,021
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                950,000                994,489
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                       385,000                398,506
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt), 6.75%, 2006(c)                                    1,000,000              1,022,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,728,105
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs Facilities),
  6.1%, 2012                                                                                 $     295,000         $      306,257
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                          1,000,000              1,073,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,379,837
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012                           $     300,000         $      305,595
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency (American Airlines, Inc.) JFK
  International Airport, 7.625%, 2025                                                              970,000                994,754
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.) "B", 5.65%, 2035               1,000,000                965,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,265,579
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                  $   1,000,000         $    1,078,870
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                      1,000,000              1,011,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,090,000
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Mangement, Inc.), "A-2", 5.4%, 2025                                                        $     215,000         $      225,855
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), 7.45%, 2017                2,500,000              2,649,600
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
  Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                              500,000                549,375
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                       230,000                248,600
---------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management,
  Inc.), 6.85%, 2029                                                                               150,000                165,423
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                                    300,000                329,676
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                         450,000                482,639
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,651,168
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024(d)        $   3,000,000         $          300
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017              $     500,000         $      535,490
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                 500,000                508,675
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America),
  7.375%, 2017                                                                                     500,000                515,795
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.),
  5.625%, 2019                                                                                   2,895,000              3,044,527
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                     1,300,000              1,356,719
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032(a)              400,000                447,852
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                  550,000                586,768
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                980,000              1,028,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,023,875
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                      $     500,000         $      542,985
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                              260,000                248,846
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "A", 6.25%, 2012(c)                                                    900,000              1,035,072
---------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper
  Co.), 6.45%, 2019                                                                              2,000,000              2,132,280
---------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container Corp.),
  7.2%, 2027                                                                                       500,000                502,635
---------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.),
  7.4%, 2026                                                                                     1,500,000              1,511,385
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                       1,000,000              1,053,840
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                            550,000                552,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,579,535
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                $     300,000         $      321,234
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                      400,000                428,056
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(r)                                    710,000                709,936
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev
  (Empowerment Zone), "A", AMBAC, 5%, 2034                                                         490,000                501,177
---------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
  Fund), "C", 5.125%, 2025                                                                          65,000                 65,673
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,026,076
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                               $     275,000         $      278,190
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                       150,000                151,749
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
  5.25%, 2025                                                                                    1,000,000              1,036,120
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                                                    2,000,000              2,147,700
---------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                                              1,000,000              1,002,160
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040(a)                                                500,000                502,465
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039(a)                                              1,000,000              1,029,050
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apts II), FNMA, 5.25%, 2039                 320,000                326,480
---------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049(a)                                             2,000,000              1,984,440
---------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine Terminal), MBIA,
  5.5%, 2028                                                                                       215,000                235,943
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
  AMBAC, 5%, 2025                                                                                  455,000                458,836
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,153,133
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(c)                                                 $     100,000         $       57,828
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(c)                                                       210,000                113,551
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(c)                                                       300,000                151,929
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      323,308
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009(c)                            $   1,015,000         $    1,108,532
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011(c)                          $   2,510,000         $    3,148,469
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                               196,000                198,089
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev. "A", GNMA,
  6.05%, 2032                                                                                      510,000                544,869
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                           110,000                112,356
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                    15,000                 14,993
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                        445,000                 97,308
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              340,000                352,254
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                               435,000                455,515
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                 25,000                 25,367
---------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA, 6.2%, 2034                             190,000                195,119
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                   225,000                231,113
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                560,000                579,555
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                 615,000                672,613
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
  6.875%, 2026                                                                                      90,000                 91,202
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                 395,000                430,021
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA,
  5.85%, 2037                                                                                      370,000                401,824
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027               315,000                337,412
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036               645,000                699,348
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037               145,000                158,597
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA,
  5.65%, 2036                                                                                      465,000                501,851
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                345,000                366,794
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033              325,000                339,658
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,954,327
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                        $   1,895,000         $      598,536
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                              40,000                 40,841
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                             75,000                 75,923
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                               90,000                 93,153
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                        20,000                 20,133
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                        7,000                  7,030
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                       115,000                119,980
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                      115,000                118,508
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", FHA, 6.75%, 2021                                    45,000                 45,869
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 5.9%, 2023                                  190,000                198,419
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                  185,000                192,374
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., C-3, FHA, 6.375%, 2033                                  100,000                103,025
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA,
  7.55%, 2031                                                                                      125,000                130,129
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                    185,000                190,720
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023                 195,000                196,835
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.35%, 2032                                                           200,000                206,884
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), "B", GNMA, 6.7%, 2030                                                       195,000                203,299
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                           185,000                192,929
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.75%, 2034                                                           110,000                113,027
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    105,000                106,259
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                       90,000                 91,616
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               185,000                194,350
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                        85,000                 87,009
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                      410,000                429,262
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                           385,000                387,406
---------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C",
  GNMA, 5.9%, 2035                                                                                 435,000                463,053
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                                  670,000                714,629
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                     755,000                799,213
---------------------------------------------------------------------------------------------------------------------------------
Texas State Affordable Housing Corp., Single Family Mortgage Rev., "B", 5.25%, 2039                520,000                544,445
---------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                              275,000                279,293
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,944,149
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                              $     500,000         $      521,350
---------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                             830,000                834,665
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
  6.7%, 2014                                                                                       700,000                743,519
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.6%, 2019                                                                        1,000,000              1,011,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,110,734
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual & Performing Arts), 6%, 2021          $   1,000,000         $    1,196,540
---------------------------------------------------------------------------------------------------------------------------------
State of Michigan, COP, AMBAC, 5.5%, 2010(c)                                                     1,250,000              1,355,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,551,990
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                       $     760,000         $      834,982
---------------------------------------------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital Improvement, "D", 6%, 2015                        2,850,000              3,118,926
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.131%, 2016(r)(v)                    1,500,000              1,837,110
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.131%, 2017(r)(v)                    1,250,000              1,548,650
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010(c)                                                                           1,500,000              1,615,755
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2013(c)                                                                             1,075,000              1,193,422
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017                               500,000                549,335
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., School Facilities Construction,
  "O", 5.25%, 2025                                                                                 445,000                473,916
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee Rev., MBIA, 5.5%, 2011(c)                  475,000                521,218
---------------------------------------------------------------------------------------------------------------------------------
New York State Urban Development Corp., Correctional Facilities Service Contract C,
  AMBAC, 5.875%, 2009(c)                                                                         1,000,000              1,082,680
---------------------------------------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                           525,000                610,213
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher Education Financing, "A",
  5.75%, 2009(c)                                                                                 2,295,000              2,482,915
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,869,122
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                      $     650,000         $      687,869
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                        675,000                720,529
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                       700,000                747,411
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding Issue G, "A", MBIA,
  6.1%, 2018                                                                                       590,000                606,815
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,762,624
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                     $     250,000         $      261,255
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                          450,000                476,253
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           200,000                207,540
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                          300,000                316,440
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., Future Tax Secured, "A",
  6%, 2009(c)                                                                                    2,000,000              2,200,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,461,588
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014            $      75,000         $       77,370
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                   50,000                 52,467
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                   1,000,000              1,035,050
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "B",
  5.95%, 2006                                                                                       40,000                 40,302
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                          380,000                381,383
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",
  6.25%, 2009                                                                                      140,000                142,414
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                   865,000                892,386
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                              1,200,000              1,238,976
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                   255,000                255,683
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special Assessment,
  "B", 5.3%, 2009                                                                                  255,000                255,979
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                              5,000                  5,052
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                              525,000                525,478
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                         935,000                971,334
---------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development District, Capital
  Improvement,"B", 5%, 2009                                                                        240,000                238,536
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            185,000                187,246
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016                               185,000                187,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,487,216
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                 $   1,055,000         $    1,110,904
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                        4,000,000                249,040
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                        2,000,000                 66,360
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                              405,000                425,902
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                                                      115,000                116,526
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2011(c)                                                                                    750,000                810,353
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  0%, 2034                                                                                         615,000                558,143
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                                 415,000                429,986
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                               675,000                700,076
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                          500,000                534,425
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                 70,000                 75,176
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,076,891
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority Rev., Unrefunded, "C", MBIA, 6.5%, 2016                  $     235,000         $      276,022
---------------------------------------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority Rev.' "C", MBIA, ETM, 6.5%, 2016(c)                             80,000                 94,274
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2018                                                                                  750,000                405,293
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM,
  0%, 2009(c)                                                                                    1,000,000                899,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,674,959
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009(c)                      $   1,000,000         $    1,096,050
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease
  "A", FSA, 6%, 2009(c)                                                                            325,000                351,634
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                                850,000                901,077
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, ETM, 5.25%, 2018(c)                      1,150,000              1,207,029
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,555,790
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2021              $   1,000,000         $    1,073,680
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
  5.6%, 2017                                                                                       250,000                245,013
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                       1,650,000              2,023,676
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                             215,000                223,591
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
  7.5%, 2006(c)                                                                                  2,000,000              2,052,620
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                1,250,000              1,512,225
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), 6.625%, 2010(c)                                                                       100,000                112,849
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (Olin College), "B", XLCA, 5.25%, 2033            2,000,000              2,124,500
---------------------------------------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018             1,370,000              1,468,298
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009(c)                                                                                    500,000                556,220
---------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame),
  6.5%, 2026                                                                                     1,000,000              1,300,920
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, Facilities Authority Rev. (Linfield College), "A", 5%, 2030                       165,000                167,917
---------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018                                435,000                484,468
---------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023                             520,000                577,626
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,923,603
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                   $     500,000         $      511,475
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020                1,500,000              1,575,900
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019                         1,000,000              1,073,970
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029                         1,000,000              1,076,900
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences), 8%, 2031              300,000                321,987
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021               400,000                427,564
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                   290,000                297,053
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                       500,000                524,395
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,809,244
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                $     635,000         $      671,786
---------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                                1,475,000              1,167,787
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,839,573
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson
  Electric Power Co.), 5.875%, 2033                                                          $   1,000,000         $    1,000,170
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032            120,000                128,695
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
  Electric Co.), MBIA, 5.35%, 2016                                                               1,600,000              1,719,200
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev., Southwest Gas Corp. "A", AMBAC,
  4.85%, 2035                                                                                      730,000                731,073
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.85%, 2028                                                                              1,000,000              1,060,850
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                     500,000                506,340
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022                 1,000,000              1,057,940
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                565,000                592,199
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
---------------------------------------------------------------------------------------------------------------------------------
Electric Utility Corp.), "A", FGIC, 4.7%, 2029                                                     320,000                323,066
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                         750,000                771,368
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                                  700,000                775,341
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light &
  Power), 5.9%, 2016                                                                               500,000                513,010
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                2,000,000              2,000,960
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                       2,000,000              2,054,920
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    350,000                364,585
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) "A", 5.5%, 2022              500,000                523,555
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028              1,665,000              1,680,601
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,803,873
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                         $   1,500,000         $    1,739,850
---------------------------------------------------------------------------------------------------------------------------------
California State, Department of Water Resources Power Supply Rev., "A", 5.125%, 2012(c)            750,000                821,888
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016                              2,000,000              2,359,060
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                                7,350,000              8,955,755
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                         750,000                826,140
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                     3,250,000              3,367,975
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLs, MBIA, 6.856%, 2019(r)(v)                            1,500,000              1,730,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,801,128
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 6.627%, 2016(r)(v)                        $   1,000,000         $    1,240,760
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                                  430,000                459,468
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010(c)                                     1,170,000              1,308,704
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5%, 2019                                              5,965,000              7,184,962
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations Grenada MS, Water & Sewer
  Systems Project, "N", FSA, 5%, 2030                                                              490,000                511,330
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A", MBIA, 5%, 2028                      860,000                901,297
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022                              2,000,000              2,064,820
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                              255,000                272,406
---------------------------------------------------------------------------------------------------------------------------------
State of New York, Environmental Facilities, 5%, 2016                                              430,000                448,825
---------------------------------------------------------------------------------------------------------------------------------
State of New York, Environmental Facilities, ETM, 5%, 2016(c)                                      570,000                600,307
---------------------------------------------------------------------------------------------------------------------------------
Upland, CA, Public Financing Authority Rev., Water Systems Improvement, AMBAC,
  5%, 2033                                                                                         590,000                611,010
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                    110,000                111,025
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                               480,000                511,512
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2025                       400,000                434,232
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2026                       520,000                563,196
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,223,854
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $  306,224,858
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.58%, due 1/05/06                                                         $     300,000         $      300,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.58%, due 1/05/06                                                               900,000                900,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
  Corp.), "A", 3.58%, due 1/04/06                                                                  200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 3.7%, due 1/03/06                                                                       100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.58%,
  due 1/05/06                                                                                      200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "C", 3.72%,
  due 1/03/06                                                                                      650,000                650,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
  3.82%, due 1/03/06                                                                               500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    2,850,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  309,074,858
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   4,604,220
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  313,679,078
---------------------------------------------------------------------------------------------------------------------------------

(a) SEC Rule 144A restriction.
(d) Non-income producing security - in default.
(c) Refunded bond.
(v) Inverse floating rate security.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                CURRENT
                                                    ACQUISITION           ACQUISITION            MARKET          TOTAL % OF
SECURITY                                               DATE                  COST                VALUE           NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 6.627%, 2016                            4/20/1999             $ 1,167,100         $1,240,760
Chicago, IL O'Hare International Airport
Rev., RITES, FSA, 7.07%, 2022                        8/21/2003               1,599,510          1,793,610
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.131%, 2016                      3/10/1999               1,619,550          1,837,110
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.131%, 2017                      3/10/1999               1,337,550          1,548,650
Commonwealth of Puerto Rico, ROLs,
FGIC, 7.383% 2015                                    8/05/2002               3,878,760          3,785,760
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 6.15%, 2017                   5/05/1999               1,615,946          1,852,963
Gallery Certificate Trust, PA, Parking Rev.,
FSA, 4.5%, 2013                                     12/17/2003                 710,558            709,936
Houston, TX, Independent School District,
RITES, 6.127%, 2017                                  2/26/1999               2,440,832          2,580,983
North Carolina Municipal Power Agency,
ROLs, MBIA, 6.856%, 2019                             3/03/2003               1,717,980          1,730,460
                                                                                              ----------------------------
Total Restricted Securities:                                                                  $17,080,232             5.4%
                                                                                              ===========

The following abbreviations are used in the Portfolio of Investments and are defined:
COP                  Certificate of Participation
BMA                  Bond Market Assn.
ETM                  Escrowed to Maturity

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC                AMBAC Indemnity Corp.
CIFG                 CDC IXIS Financial Guaranty
FGIC                 Financial Guaranty Insurance Co.
FHA                  Federal Housing Administration
FNMA                 Federal National Mortgage Assn.
FSA                  Financial Security Assurance, Inc.
GNMA                 Government National Mortgage Assn.
MBIA                 MBIA Insurance Corp.
PSF                  Permanent School Fund
XLCA                 XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RIBS                 Residual Interest Bonds
RITES                Residual Interest Tax-Exempt Security
ROLS                 Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $ 288,150,663
                                                                            =============
Gross unrealized appreciation                                               $  24,596,921
Gross unrealized depreciation                                                  (3,672,726)
                                                                            -------------
      Net unrealized appreciation (depreciation)                            $  20,924,195
                                                                            =============
Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS
                                 NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                     AMOUNT OF              CASH FLOWS PAID               CASH FLOWS               APPRECIATION
EXPIRATION           CURRENCY         CONTRACT                BY THE FUND            RECEIVED BY THE FUND         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
12/01/2007              USD          $6,000,000            Fixed - 3 Year BMA        Floating - 7 day BMA
                                                          Swap Index (2.795%)             Swap Index                $  70,895
--------------------------------------------------------------------------------------------------------------------------------
08/30/2016              USD          20,000,000           Fixed - 10 Year BMA         Floating - 7 Day BMA
                                                          Swap Index (3.926%)             Swap Index                  (139,894)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  (68,999)
                                                                                                                    ==========

At December 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 24, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 24, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.